UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08416

Touchstone Variable Series Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

June 30, 2018

(Unaudited)

Semi-Annual Report

Touchstone Variable Series Trust

Touchstone Active Bond Fund

Touchstone Balanced Fund

Touchstone Bond Fund

Touchstone Common Stock Fund

Touchstone Focused Fund

Touchstone Large Cap Core Equity Fund

Touchstone Small Company Fund

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Moderate ETF Fund

This report identifies the Funds' investments on June 30, 2018. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments (Unaudited)

June 30, 2018

The illustrations below provide each Fund’s credit quality and/or sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Active Bond Fund
Credit Quality*	(% of Investment Securities)
AAA/Aaa	45.3%
AA/Aa	5.0
A/A	11.9
BBB/Baa	25.6
BB/Ba	1.1
CCC	0.5
Not Rated	7.7
Cash Equivalents	2.9
Total	100.0%

Touchstone Balanced Fund
Credit Quality*	(% of Fixed Income Securities)
AAA/Aaa	60.7%
AA/Aa	4.9
A/A	11.2
BBB/Baa	22.7
BB/Ba	0.5
100.0%

Sector Allocation**	(% of Net Assets)
Common Stocks
Information Technology	18.5%
Consumer Discretionary	13.1
Financials	10.4
Health Care	7.5
Industrials	5.8
Energy	3.4
Real Estate	3.1
Consumer Staples	2.5
Telecommunication Services	1.2
Materials	1.1
Corporate Bonds	12.0
U.S. Treasury Obligations	10.4
U.S. Government Mortgage-Backed Obligations	7.8
Exchange-Traded Fund	1.7
Sovereign Bonds	0.2
Preferred Stock	0.1
Short-Term Investment Fund	1.2
Other Assets/Liabilities (Net)	0.0
Total	100.0%

*	Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

**	Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

3

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Bond Fund
Credit Quality*	(% of Investment Securities)
AAA/Aaa	47.6%
AA/Aa	4.2
A/A	12.0
BBB/Baa	24.5
BB/Ba	0.9
Not Rated	8.3
Cash Equivalents	2.5
Total	100.0%

Touchstone Common Stock Fund
Sector Allocation**	(% of Net Assets)
Information Technology	27.1%
Consumer Discretionary	19.9
Financials	16.4
Health Care	12.5
Industrials	8.3
Energy	5.1
Real Estate	4.9
Consumer Staples	3.9
Telecommunication Services	1.8
Short-Term Investment Fund	0.4
Other Assets/Liabilities (Net)	(0.3)
Total	100.0%

Touchstone Focused Fund
Sector Allocation**	(% of Net Assets)
Information Technology	26.1%
Consumer Discretionary	18.8
Financials	16.4
Health Care	15.5
Industrials	7.8
Energy	5.1
Real Estate	4.8
Consumer Staples	3.8
Telecommunication Services	1.9
Short-Term Investment Fund	0.0
Other Assets/Liabilities (Net)	(0.2)
Total	100.0%

Touchstone Large Cap Core Equity Fund
Sector Allocation**	(% of Net Assets)
Financials	24.1%
Consumer Discretionary	23.4
Information Technology	18.9
Industrials	13.4
Materials	5.8
Health Care	4.8
Consumer Staples	4.6
Energy	2.4
Telecommunication Services	1.5
Short-Term Investment Fund	0.7
Other Assets/Liabilities (Net)	0.4
Total	100.0%

*	Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

**	Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

4

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Small Company Fund
Sector Allocation*	(% of Net Assets)
Information Technology	25.4%
Industrials	19.6
Health Care	19.6
Consumer Discretionary	12.5
Financials	10.8
Real Estate	3.2
Energy	1.5
Consumer Staples	1.4
Telecommunication Services	1.4
Materials	1.4
Short-Term Investment Fund	3.7
Other Assets/Liabilities (Net)	(0.5)
Total	100.0%

Touchstone Aggressive ETF Fund
Sector Allocation	(% of Net Assets)
Exchange-Traded Funds
Equity Funds	81.2%
Fixed Income Funds	17.4
Short-Term Investment Funds	8.7
Other Assets/Liabilities (Net)	(7.3)
Total	100.0%

Touchstone Conservative ETF Fund
Sector Allocation	(% of Net Assets)
Exchange-Traded Funds
Fixed Income Funds	56.5%
Equity Funds	38.9
Short-Term Investment Funds	10.5
Other Assets/Liabilities (Net)	(5.9)
Total	100.0%

Touchstone Moderate ETF Fund
Sector Allocation	(% of Net Assets)
Exchange-Traded Funds
Equity Funds	60.6%
Fixed Income Funds	37.6
Short-Term Investment Funds	5.7
Other Assets/Liabilities (Net)	(3.9)
Total	100.0%

* Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

5

Portfolio of Investments

Touchstone Active Bond Fund – June 30, 2018 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 38.1%

	Financials — 11.2%
$218,000	American Express Co., 3.000%, 10/30/24	$208,005
144,000	Bank of America Corp., 3.705%, 4/24/28	138,878
245,000	Bank of America Corp. MTN, 4.000%, 1/22/25	241,852
212,000	Bank of Montreal (Canada), 3.803%, 12/15/32	196,378
212,000	Bank of New York Mellon Corp. (The) MTN, 2.950%, 1/29/23	207,198
230,000	Bank of Nova Scotia (The), (Canada), (3M LIBOR +0.620%), 2.946%, 9/19/22(A)	230,566
200,000	Barclays PLC (United Kingdom), 3.250%, 1/12/21	197,135
210,000	BB&T Corp. MTN, 2.850%, 10/26/24	199,256
164,000	Chubb INA Holdings, Inc., 4.350%, 11/3/45	167,845
125,000	Citigroup, Inc., 3.300%, 4/27/25	119,844
320,000	Citigroup, Inc., (3M LIBOR +1.430%), 3.730%, 9/1/23(A)	326,582
84,000	Citigroup, Inc., 4.750%, 5/18/46	79,878
175,000	Fifth Third Bancorp, 2.875%, 7/27/20	174,015
200,000	GE Capital International Funding Co. Unlimited Co. (Ireland), 4.418%, 11/15/35	193,756
223,000	General Motors Financial Co., Inc., 3.200%, 7/13/20	221,948
280,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 3.359%, 7/24/23(A)	281,023
110,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	104,278
115,000	Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	120,857
200,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	195,566
300,000	Huntington Bancshares, Inc./OH, 4.000%, 5/15/25	300,880
250,000	Huntington National Bank (The), 2.200%, 11/6/18	249,664
155,000	JPMorgan Chase & Co., (3M LIBOR +0.730%), 3.092%, 4/23/24(A)	154,198
145,000	JPMorgan Chase & Co., 3.250%, 9/23/22	143,656
205,000	JPMorgan Chase & Co., 3.509%, 1/23/29	194,228
216,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	199,288
233,000	Morgan Stanley, 3.737%, 4/24/24	231,602
170,000	Morgan Stanley, 3.950%, 4/23/27	162,060
148,000	New York Life Global Funding, 144a, 3.000%, 1/10/28	138,825
155,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	141,932
160,000	PNC Bank NA, 2.700%, 11/1/22	153,805
174,000	Prudential Financial, Inc., 5.625%, 6/15/43	179,438
224,000	Royal Bank of Canada (Canada) MTN, 3.200%, 4/30/21	223,903
215,000	SunTrust Banks, Inc., 4.000%, 5/1/25	216,025
		6,294,364

	Energy — 4.7%
120,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	116,522
184,000	Cenovus Energy, Inc. (Canada), 4.250%, 4/15/27	177,228
162,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	161,628
152,000	Concho Resources, Inc., 3.750%, 10/1/27	146,216
216,000	Enbridge, Inc. (Canada), (3M LIBOR +0.700%), 3.041%, 6/15/20(A)	216,845
130,000	Energy Transfer Partners LP, 4.950%, 6/15/28	129,596
141,000	EOG Resources, Inc., 3.900%, 4/1/35	136,795
230,000	Kinder Morgan Energy Partners LP, 3.500%, 9/1/23	223,484
198,000	Midcontinent Express Pipeline LLC, 144a, 6.700%, 9/15/19	203,841
116,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	136,300
135,000	Petroleos Mexicanos (Mexico), 4.500%, 1/23/26	126,657
76,000	Petroleos Mexicanos (Mexico), 144a, 5.350%, 2/12/28	71,957
190,000	Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	193,076
210,000	Shell International Finance BV (Netherlands), 1.875%, 5/10/21	203,591
2,338	Transocean Phoenix 2 Ltd. (Cayman Islands), 144a, 7.750%, 10/15/24	2,504
166,000	Valero Energy Corp., 4.350%, 6/1/28	165,265
267,000	Williams Cos., Inc. (The), 3.700%, 1/15/23	258,322
		2,669,827

	Consumer Discretionary — 3.9%
146,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	150,143
210,000	Aptiv PLC (Jersey), 3.150%, 11/19/20	208,476
230,000	AutoNation, Inc., 5.500%, 2/1/20	236,837
340,000	BMW US Capital LLC, 144a, 3.100%, 4/12/21	337,878
190,000	Comcast Corp., 2.850%, 1/15/23	183,715
224,000	Dollar Tree, Inc., (3M LIBOR +0.700%), 3.055%, 4/17/20(A)	224,458
80,000	Ford Motor Co., 4.750%, 1/15/43	69,145
224,000	Ford Motor Credit Co. LLC, 4.140%, 2/15/23	223,925
146,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	143,906

6

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 38.1% (Continued)

	Consumer Discretionary — (Continued)
$150,000	Home Depot, Inc. (The), 5.950%, 4/1/41	$185,226
224,000	Toyota Motor Credit Corp. MTN, 2.950%, 4/13/21	222,846
		2,186,555

	Health Care — 3.8%
102,000	Abbott Laboratories, 3.750%, 11/30/26	100,258
174,000	AbbVie, Inc., 4.450%, 5/14/46	166,388
90,000	Allergan Funding SCS (Luxembourg), 3.800%, 3/15/25	87,394
205,000	Allergan Sales LLC, 144a, 5.000%, 12/15/21	212,103
185,000	Catholic Health Initiatives, 4.200%, 8/1/23	186,502
142,000	Celgene Corp., 5.000%, 8/15/45	139,045
200,000	CVS Health Corp., 4.300%, 3/25/28	197,282
130,000	CVS Health Corp., 5.125%, 7/20/45	131,726
160,000	Express Scripts Holding Co., 3.300%, 2/25/21	159,413
204,000	Shire Acquisitions Investments Ireland DAC (Ireland), 2.400%, 9/23/21	195,302
138,000	Thermo Fisher Scientific, Inc., 3.600%, 8/15/21	138,753
228,000	UnitedHealth Group, Inc., 2.375%, 10/15/22	219,223
140,000	Zimmer Biomet Holdings, Inc., 3.150%, 4/1/22	137,438
60,000	Zimmer Biomet Holdings, Inc., 3.375%, 11/30/21	59,522
		2,130,349

	Telecommunication Services — 2.8%
105,000	AT&T, Inc., 3.950%, 1/15/25	102,693
40,000	AT&T, Inc., 4.350%, 6/15/45	33,885
125,000	AT&T, Inc., 4.500%, 5/15/35	115,618
226,000	Booking Holdings, Inc., 3.600%, 6/1/26	219,922
124,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	130,700
118,000	Comcast Corp., 4.000%, 3/1/48	103,960
170,000	Qwest Corp., 6.750%, 12/1/21	180,897
212,000	Telecom Italia SpA/Milano (Italy), 144a, 5.303%, 5/30/24	209,085
331,000	Verizon Communications, Inc., 5.012%, 4/15/49	322,345
153,000	Warner Media LLC, 3.800%, 2/15/27	144,489
		1,563,594

	Consumer Staples — 2.7%
226,000	Cargill, Inc., 144a, 3.050%, 4/19/21	224,777
102,000	General Mills, Inc., 3.200%, 4/16/21	101,471
200,000	Grupo Bimbo SAB de CV (Mexico), 144a, 4.500%, 1/25/22	204,117
292,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	290,665
130,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	153,278
165,000	Mondelez International, Inc., 4.125%, 5/7/28	163,590
208,000	Moody's Corp., 2.750%, 12/15/21	203,150
192,000	Reynolds American, Inc., 4.450%, 6/12/25	193,229
		1,534,277

	Information Technology — 2.6%
198,000	Activision Blizzard, Inc., 144a, 6.125%, 9/15/23	205,151
235,000	Apple, Inc., 2.750%, 1/13/25	224,916
148,000	Apple, Inc., 4.650%, 2/23/46	159,440
113,000	Dell International LLC / EMC Corp., 144a, 6.020%, 6/15/26	118,694
175,000	Hewlett Packard Enterprise Co., 144a, 2.100%, 10/4/19	172,797
85,000	Microsoft Corp., 3.500%, 2/12/35	82,365
170,000	Oracle Corp., 2.650%, 7/15/26	156,780
200,000	QUALCOMM, Inc., 3.450%, 5/20/25	192,467
134,000	Visa, Inc., 4.150%, 12/14/35	138,848
		1,451,458

	Real Estate — 2.5%
208,000	Boston Properties LP REIT, 3.200%, 1/15/25	197,973
185,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	172,079
152,000	Digital Realty Trust LP REIT, 2.750%, 2/1/23	144,780
61,000	Mid-America Apartments LP, REIT, 3.750%, 6/15/24	60,159
248,000	Sabra Health Care LP. REIT, 5.125%, 8/15/26	236,970
205,000	SL Green Operating Partnership LP REIT, 3.250%, 10/15/22	199,212
204,000	VEREIT Operating Partnership LP REIT, 4.600%, 2/6/24	204,076
184,000	Welltower, Inc. REIT, 4.250%, 4/1/26	182,058
		1,397,307

	Industrials — 1.9%
265,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	313,996
200,000	CRH America Finance, Inc., 144a, 4.500%, 4/4/48	187,615
202,000	Eagle Materials, Inc., 4.500%, 8/1/26	202,938
175,000	FedEx Corp., 5.100%, 1/15/44	183,472
2,294	United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 9/3/22	2,298
150,000	Vulcan Materials Co., 4.500%, 4/1/25	150,741
		1,041,060

7

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 38.1% (Continued)

	Utilities — 1.4%
$206,000	Dominion Energy, Inc., 2.000%, 8/15/21	$196,421
184,000	Fortis, Inc., (Canada), 3.055%, 10/4/26	167,643
18,000	GenOn Energy, Inc., 10/15/18(B)	16,380
128,000	NextEra Energy Capital Holdings, Inc., 2.800%, 1/15/23	123,736
150,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	143,327
124,000	PacifiCorp., 5.750%, 4/1/37	149,068
		796,575

	Materials — 0.6%
32,000	Newcrest Finance Pty Ltd. (Australia), 144a, 4.200%, 10/1/22	32,036
60,000	Newcrest Finance Pty Ltd. (Australia), 144a, 4.450%, 11/15/21	60,772
238,000	Suzano Austria GmbH (Austria), 144a, 5.750%, 7/14/26	240,761
		333,569
	Total Corporate Bonds	$21,398,935

	U.S. Treasury Obligations — 29.9%
64,000	U.S. Treasury Bond, 3.000%, 5/15/45	64,248
2,110,000	U.S. Treasury Bond, 3.000%, 2/15/48	2,117,088
610,000	U.S. Treasury Bond, 3.125%, 5/15/48	626,942
46,000	U.S. Treasury Note, 1.125%, 2/28/21	44,259
985,000	U.S. Treasury Note, 1.875%, 9/30/22	952,256
71,000	U.S. Treasury Note, 2.000%, 1/31/20	70,465
5,699,000	U.S. Treasury Note, 2.000%, 12/31/21	5,572,553
1,205,000	U.S. Treasury Note, 2.500%, 5/31/20	1,204,435
2,440,000	U.S. Treasury Note, 2.500%, 3/31/23	2,415,600
3,705,000	U.S. Treasury Note, 2.875%, 5/15/28	3,712,381
	Total U.S. Treasury Obligations	$16,780,227

	U.S. Government Mortgage-Backed Obligations — 10.6%
21,544	FHLMC, Pool #A56988, 5.500%, 2/1/37	23,299
125,339	FHLMC, Pool #A95946, 4.000%, 1/1/41	128,852
95,957	FHLMC, Pool #A96485, 4.500%, 1/1/41	100,921
28,586	FHLMC, Pool #G03217, 5.500%, 9/1/37	30,829
16,329	FHLMC, Pool #G03781, 6.000%, 1/1/38	17,930
68,957	FHLMC, Pool #J27931, 3.500%, 4/1/29	69,906
312,779	FHLMC, Pool #Q51274, 4.000%, 10/1/47	319,101
7,409	FNMA, Pool #561741, 7.500%, 1/1/31	8,291
9,983	FNMA, Pool #889734, 5.500%, 6/1/37	10,812
14,816	FNMA, Pool #984256, 5.000%, 6/1/23	15,218
12,069	FNMA, Pool #995472, 5.000%, 11/1/23	12,494
70,222	FNMA, Pool #AB1149, 5.000%, 6/1/40	75,275
65,497	FNMA, Pool #AB1800, 4.000%, 11/1/40	67,357
108,141	FNMA, Pool #AD3795, 4.500%, 4/1/40	113,780
158,199	FNMA, Pool #AD9150, 5.000%, 8/1/40	169,708
215,426	FNMA, Pool #AE0548, 4.500%, 11/1/40	226,626
175,141	FNMA, Pool #AE4429, 4.000%, 10/1/40	179,883
13,672	FNMA, Pool #AH2666, 4.000%, 1/1/26	14,040
25,188	FNMA, Pool #AH3493, 4.000%, 2/1/26	25,877
298,924	FNMA, Pool #AJ5457, 4.000%, 11/1/41	307,021
280,320	FNMA, Pool #AL0054, 4.500%, 2/1/41	294,934
48,736	FNMA, Pool #AL2663, 4.000%, 1/1/26	50,036
249,828	FNMA, Pool #AS7813, 4.000%, 8/1/46	254,893
359,459	FNMA, Pool #AS8552, 3.000%, 12/1/36	354,767
648,983	FNMA, Pool #AS8855, 3.500%, 2/1/37	655,446
662,037	FNMA, Pool #BH6180, 4.000%, 7/1/47	675,730
312,500	FNMA, Pool #MA1175, 3.000%, 9/1/42	305,680
194,244	FNMA, Pool #MA1543, 3.500%, 8/1/33	197,146
174,783	FNMA, Pool #MA2177, 4.000%, 2/1/35	180,847
246,899	GNMA, Pool #4853, 4.000%, 11/20/40	255,319
165,023	GNMA, Pool #4883, 4.500%, 12/20/40	173,531
71,255	GNMA, Pool #736696, 4.500%, 5/15/40	75,012
331,437	GNMA, Pool #AD1745, 3.000%, 2/20/43	325,202
247,963	GNMA, Pool #MA1157, 3.500%, 7/20/43	250,916
	Total U.S. Government Mortgage-Backed Obligations	$5,966,679

Shares

Exchange-Traded Fund — 4.8%
25,384	iShares JP Morgan USD Emerging Markets Bond ETF	$2,710,250

Principal
Amount
	Asset-Backed Securities — 4.4%
$200,000	Ascentium Equipment Receivables 2016-1 Trust, Ser 2016-1A, Class B, 144a, 2.850%, 7/10/20	$199,923
253,641	CWHEQ Home Equity Loan Trust, Ser 2007-S1, Class A5, 6.018%, 11/25/36(A)(C)	252,268
300,385	Elara HGV Timeshare Issuer LLC, Ser 2017-A, Class A, 144a, 2.690%, 3/25/30	294,296
248,125	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	248,832
155,000	SBA Tower Trust, 144a, 2.898%, 10/15/44	154,018
141,895	Sonic Capital LLC, Ser 2016-1A, Class A2, 144a, 4.472%, 5/20/46	141,858
112,345	SpringCastle America Funding LLC, Ser 2016-AA, Class A, 144a, 3.050%, 4/25/29	111,930
325,000	Towd Point Mortgage Trust, Ser 2015-3, Class A2, 144a, 4.000%, 3/25/54(A)(C)	329,619
380,000	Voya CLO Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (3M LIBOR +1.130%), 3.478%, 10/15/30(A)	379,219

8

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 4.4% (Continued)
$398,000	Wendys Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	$387,063
	Total Asset-Backed Securities	$2,499,026

	Non-Agency Collateralized Mortgage Obligations — 2.9%
7,329	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(D)	7,406
446,103	EverBank Mortgage Loan Trust, Ser 2013-1, Class B1, 144a, 3.486%, 3/25/43(A)(C)	440,218
150,204	PMT Loan Trust, Ser 2013-J1, Class A11, 144a, 3.500%, 9/25/43(A)(C)	147,529
104,421	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	80,656
277,126	Sequoia Mortgage Trust, Ser 2013-1, Class B1, 3.634%, 2/25/43(A)(C)	275,398
251,710	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.562%, 8/25/43(A)(C)	248,139
351,176	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.515%, 5/25/43(A)(C)	349,117
71,993	Structured Asset Securities Corp. Trust, Ser 2005-17, Class 5A1, 5.500%, 10/25/35	58,131
50,742	Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35††	47,066
	Total Non-Agency Collateralized Mortgage Obligations	$1,653,660

	Agency Collateralized Mortgage Obligations — 1.9%
103,355	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	101,261
228,000	FNMA REMIC, Ser 2016-102, Class AY, 3.000%, 1/25/37	215,874
160,000	FNMA REMIC, Ser 2017-83, Class DL, 3.000%, 10/25/37	151,559
615,754	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	606,619
	Total Agency Collateralized Mortgage Obligations	$1,075,313

	Sovereign Bonds — 1.7%
200,000	Mexico Government International Bond, 4.350%, 1/15/47	178,700
198,000	Portugal Government International Bond, 144a, 5.125%, 10/15/24	204,941
220,000	Province of Alberta Canada, 2.200%, 7/26/22	212,434
208,000	Province of Ontario Canada, 1.875%, 5/21/20	204,365
146,000	Uruguay Government International Bond, 4.975%, 4/20/55	141,620
	Total Sovereign Bonds	$942,060

	Commercial Mortgage-Backed Securities — 1.3%
360,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.648%, 10/10/34(A)(C)	355,769
375,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	374,151
	Total Commercial Mortgage-Backed Securities	$729,920

	Municipal Bond — 0.6%

	New York — 0.6%
320,000	NY Housing Development Corp., Ref 8 Spruce Street Class B, 3.864%, 2/15/48	$319,722

Shares

	Preferred Stock — 0.4%

	Utilities — 0.4%
7,919	Integrys Holding, Inc., 6.000%, 8/1/73	$207,874

	Short-Term Investment Fund — 2.8%
1,572,593	Dreyfus Government Cash Management, Institutional Shares, 1.81%∞Ω	$1,572,593

	Total Investment Securities —99.4%
	(Cost $56,579,176)	$55,856,259

	Other Assets in
	Excess of Liabilities — 0.6%	329,793
	Net Assets — 100.0%	$56,186,052

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2018.

(B)	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2018 was 16,380 or 0.03% of net assets.

(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(D)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following

9

Touchstone Active Bond Fund (Unaudited) (Continued)

periods until maturity. The interest rate shown reflects the rate in effect as of June 30, 2018.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

CLO - Collateralized Loan Obligation

DAC - Designated Activity Company

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN -Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities were valued at $7,558,432 or 13.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$21,398,935	$—	$21,398,935
U.S. Treasury Obligations	—	16,780,227	—	16,780,227
U.S. Government Mortgage-Backed Obligations	—	5,966,679	—	5,966,679
Exchange-Traded Fund	2,710,250	—	—	2,710,250
Asset-Backed Securities	—	2,499,026	—	2,499,026
Non-Agency Collateralized Mortgage Obligations	—	1,653,660	—	1,653,660
Agency Collateralized Mortgage Obligations	—	1,075,313	—	1,075,313
Sovereign Bonds	—	942,060	—	942,060
Commercial Mortgage-Backed Securities	—	729,920	—	729,920
Municipal Bond	—	319,722	—	319,722
Preferred Stock	207,874	—	—	207,874
Short-Term Investment Fund	1,572,593	—	—	1,572,593
Total Assets	$4,490,717	$51,365,542	$—	$55,856,259

See accompanying Notes to Financial Statements.

10

Portfolio of Investments

Touchstone Balanced Fund – June 30, 2018 (Unaudited)

		Market
Shares		Value

	Common Stocks — 66.6%

	Information Technology — 18.5%
5,567	Microsoft Corp.	$548,962
2,869	Apple, Inc.	531,081
458	Alphabet, Inc. - Class C*	510,968
2,486	Facebook, Inc. - Class A*	483,080
2,731	salesforce.com, Inc.*	372,508
7,181	Oracle Corp.	316,395
4,292	Avnet, Inc.	184,084
1,250	International Business Machines Corp.	174,625
2,207	Cisco Systems, Inc.	94,967
		3,216,670

	Consumer Discretionary — 13.1%
422	Amazon.com, Inc.*	717,316
6,749	Twenty-First Century Fox, Inc. - Class A	335,358
158	Booking Holdings, Inc.*	320,280
3,744	Carnival Corp.	214,569
6,110	Comcast Corp. - Class A	200,469
594	Charter Communications, Inc. - Class A*	174,167
4,257	Yum China Holdings, Inc. (China)	163,724
3,045	Starbucks Corp.	148,748
		2,274,631

	Financials — 10.4%
5,011	Berkshire Hathaway, Inc. - Class B*	935,303
6,193	Brookfield Asset Management, Inc. (Canada) - Class A	251,064
1,128	Goldman Sachs Group, Inc. (The)	248,803
8,450	Bank of America Corp.	238,206
1,095	Signature Bank/NewYork NY*	140,029
		1,813,405

	Health Care — 7.5%
4,311	Novartis AG (Switzerland) ADR	325,653
4,994	Bristol-Myers Squibb Co.	276,368
2,248	Johnson & Johnson	272,772
890	Biogen, Inc.*	258,314
1,976	AmerisourceBergen Corp.	168,494
		1,301,601

	Industrials — 5.8%
2,069	United Technologies Corp.	258,687
1,543	Union Pacific Corp.	218,612
2,887	Stericycle, Inc.*	188,492
13,578	General Electric Co.	184,797
4,569	Johnson Controls International PLC	152,833
		1,003,421

	Energy — 3.4%
3,317	Schlumberger Ltd.	222,339
2,491	Exxon Mobil Corp.	206,080
3,711	Halliburton Co.	167,218
		595,637

	Real Estate — 3.1%
1,574	Simon Property Group, Inc. REIT	267,879
1,571	Jones Lang LaSalle, Inc. REIT	260,770
		528,649

	Consumer Staples — 2.5%
3,839	Unilever NV (United Kingdom)	213,909
3,115	Mondelez International, Inc. - Class A	127,715
914	JM Smucker Co. (The)	98,237
		439,861

	Telecommunication Services — 1.2%
6,447	AT&T, Inc.	207,013

	Materials — 1.1%
3,554	Nutrien Ltd. (Canada)	193,267
	Total Common Stocks	$11,574,155

Principal
Amount

	Corporate Bonds — 12.0%

	Financials — 3.0%
$24,000	American Express Co., 3.000%, 10/30/24	22,900
50,000	Bank of America Corp. MTN, 4.000%, 1/22/25	49,358
24,000	Bank of Montreal (Canada), 3.803%, 12/15/32	22,231
24,000	Bank of New York Mellon Corp. (The) MTN, 2.950%, 1/29/23	23,456
22,000	BB&T Corp. MTN, 2.850%, 10/26/24	20,874
12,000	Chubb INA Holdings, Inc., 4.350%, 11/3/45	12,281
18,000	Citigroup, Inc., 3.300%, 4/27/25	17,258
11,000	Citigroup, Inc., 4.750%, 5/18/46	10,460
18,000	Fifth Third Bancorp, 2.875%, 7/27/20	17,899
20,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 3.359%, 7/24/23(A)	20,073
32,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	30,335
32,000	Huntington Bancshares, Inc./OH, 4.000%, 5/15/25	32,094
10,000	JPMorgan Chase & Co., (3M LIBOR +0.730%), 3.092%, 4/23/24(A)	9,948
15,000	JPMorgan Chase & Co., 3.250%, 9/23/22	14,861
25,000	JPMorgan Chase & Co., 3.509%, 1/23/29	23,686
17,000	Morgan Stanley, 3.737%, 4/24/24	16,898
25,000	Morgan Stanley, 3.950%, 4/23/27	23,832
19,000	New York Life Global Funding, 144a, 3.000%, 1/10/28	17,822
18,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	16,482

11

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 12.0% (Continued)

	Financials — (Continued)
$17,000	Prudential Financial, Inc., 5.625%, 6/15/43	$17,531
24,000	Royal Bank of Canada (Canada) MTN, 3.200%, 4/30/21	23,990
20,000	SunTrust Banks, Inc., 4.000%, 5/1/25	20,095
17,000	Visa, Inc., 4.150%, 12/14/35	17,615
30,000	Wells Fargo & Co., 4.125%, 8/15/23	30,162
		512,141

	Energy — 1.6%
14,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	13,594
17,000	Cenovus Energy, Inc. (Canada), 4.250%, 4/15/27	16,374
16,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	15,963
15,000	Concho Resources, Inc., 3.750%, 10/1/27	14,429
24,000	Enbridge, Inc. (Canada), (3M LIBOR +0.700%), 3.041%, 6/15/20(A)	24,094
14,000	Energy Transfer Partners LP, 4.950%, 6/15/28	13,957
14,000	EOG Resources, Inc., 3.900%, 4/1/35	13,582
25,000	Kinder Morgan Energy Partners LP, 3.500%, 9/1/23	24,292
23,000	Midcontinent Express Pipeline LLC, 144a, 6.700%, 9/15/19	23,679
20,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	23,500
17,000	Petroleos Mexicanos (Mexico), 4.500%, 1/23/26	15,949
5,000	Petroleos Mexicanos (Mexico), 144a, 5.350%, 2/12/28	4,734
20,000	Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	20,324
20,000	Shell International Finance BV (Netherlands), 1.875%, 5/10/21	19,390
16,000	Valero Energy Corp., 4.350%, 6/1/28	15,929
26,000	Williams Cos., Inc. (The), 3.700%, 1/15/23	25,155
		284,945

	Consumer Discretionary — 1.4%
20,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	20,568
22,000	Aptiv PLC (Jersey), 3.150%, 11/19/20	21,840
20,000	AutoNation, Inc., 5.500%, 2/1/20	20,595
36,000	BMW US Capital LLC, 144a, 3.100%, 4/12/21	35,775
24,000	Dollar Tree, Inc., (3M LIBOR +0.700%), 3.055%, 4/17/20(A)	24,049
13,000	Ford Motor Co., 4.750%, 1/15/43	11,236
24,000	Ford Motor Credit Co. LLC, 4.140%, 2/15/23	23,992
32,000	General Motors Financial Co., Inc., 3.950%, 4/13/24	31,315
9,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	8,871
20,000	Home Depot, Inc. (The), 5.950%, 4/1/41	24,697
24,000	Toyota Motor Credit Corp. MTN, 2.950%, 4/13/21	23,876
		246,814

	Health Care — 1.3%
11,000	Abbott Laboratories, 3.750%, 11/30/26	10,812
20,000	AbbVie, Inc., 4.450%, 5/14/46	19,125
15,000	Allergan Funding SCS (Luxembourg), 3.800%, 3/15/25	14,566
18,000	Allergan Sales LLC, 144a, 5.000%, 12/15/21	18,624
17,000	Celgene Corp., 5.000%, 8/15/45	16,646
23,000	CVS Health Corp., 4.300%, 3/25/28	22,687
13,000	CVS Health Corp., 5.125%, 7/20/45	13,173
17,000	Express Scripts Holding Co., 3.300%, 2/25/21	16,938
30,000	Johnson & Johnson, 2.900%, 1/15/28	28,634
14,000	Thermo Fisher Scientific, Inc., 3.600%, 8/15/21	14,076
24,000	UnitedHealth Group, Inc., 2.375%, 10/15/22	23,076
15,000	Zimmer Biomet Holdings, Inc., 3.150%, 4/1/22	14,726
5,000	Zimmer Biomet Holdings, Inc., 3.375%, 11/30/21	4,960
		218,043

	Information Technology — 1.1%
23,000	Activision Blizzard, Inc., 144a, 6.125%, 9/15/23	23,831
75,000	Apple, Inc., 2.750%, 1/13/25	71,782
24,000	Apple, Inc., 4.650%, 2/23/46	25,855
13,000	Dell International LLC / EMC Corp., 144a, 6.020%, 6/15/26	13,655
11,000	Microsoft Corp., 3.500%, 2/12/35	10,659
20,000	Oracle Corp., 2.650%, 7/15/26	18,445
18,000	QUALCOMM, Inc., 3.450%, 5/20/25	17,322
		181,549

	Real Estate — 0.9%
24,000	Boston Properties LP REIT, 3.200%, 1/15/25	22,843
22,000	Crown Castle International Corp., 3.650%, 9/1/27	20,463
14,000	Digital Realty Trust LP, 2.750%, 2/1/23	13,335
15,000	Mid-America Apartments LP, 3.750%, 6/15/24	14,793
30,000	Sabra Health Care LP. REIT, 5.125%, 8/15/26	28,666

12

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 12.0% (Continued)

	Real Estate — (Continued)
$25,000	SL Green Operating Partnership LP, 3.250%, 10/15/22	$24,294
20,000	VEREIT Operating Partnership LP REIT, 4.600%, 2/6/24	20,007
16,000	Welltower, Inc. REIT, 4.250%, 4/1/26	15,831
		160,232

	Telecommunication Services — 0.9%
20,000	AT&T, Inc., 4.350%, 6/15/45	16,943
24,000	Booking Holdings, Inc., 3.600%, 6/1/26	23,355
21,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	22,135
20,000	Comcast Corp., 2.850%, 1/15/23	19,338
14,000	Comcast Corp., 4.000%, 3/1/48	12,334
25,000	Qwest Corp., 6.750%, 12/1/21	26,603
25,000	Verizon Communications, Inc., 5.012%, 4/15/49	24,346
15,000	Warner Media LLC, 3.800%, 2/15/27	14,166
		159,220

	Utilities — 0.6%
21,000	Dominion Energy, Inc., 2.000%, 8/15/21	20,024
15,000	Duke Energy Progress LLC, 4.150%, 12/1/44	14,803
17,000	Fortis, Inc. (Canada), 3.055%, 10/4/26	15,489
14,000	NextEra Energy Capital Holdings, Inc., 2.800%, 1/15/23	13,534
16,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	15,288
27,000	PacifiCorp., 5.750%, 4/1/37	32,458
		111,596

	Consumer Staples — 0.6%
24,000	Cargill, Inc., 144a, 3.050%, 4/19/21	23,870
11,000	General Mills, Inc., 3.200%, 4/16/21	10,943
15,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	17,686
8,000	Kroger Co. (The), 5.000%, 4/15/42	7,887
22,000	Mondelez International, Inc., 4.125%, 5/7/28	21,812
6,000	Moody's Corp., 2.750%, 12/15/21	5,860
20,000	Reynolds American, Inc., 4.450%, 6/12/25	20,128
		108,186

	Industrials — 0.5%
25,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	29,622
20,000	Eagle Materials, Inc., 4.500%, 8/1/26	20,093
16,000	FedEx Corp., 5.100%, 1/15/44	16,775
28,000	General Electric Co., 4.125%, 10/9/42	26,005
		92,495

	Materials — 0.1%
4,000	Newcrest Finance Pty Ltd. (Australia), 144a, 4.200%, 10/1/22	4,004
7,000	Newcrest Finance Pty Ltd. (Australia), 144a, 4.450%, 11/15/21	7,090
		11,094
	Total Corporate Bonds	$2,086,315

	U.S. Treasury Obligations — 10.4%
160,000	U.S. Treasury Bond, 3.000%, 2/15/48	160,538
339,000	U.S. Treasury Note, 2.000%, 10/31/22	329,161
225,000	U.S. Treasury Note, 2.500%, 5/31/20	224,895
585,000	U.S. Treasury Note, 2.500%, 3/31/23	579,150
520,000	U.S. Treasury Note, 2.875%, 5/15/28	521,036
	Total U.S. Treasury Obligations	$1,814,780

	U.S. Government Mortgage-Backed Obligations — 7.8%
294,087	FHLMC, Pool #G05624, 4.500%, 9/1/39	308,482
193,115	FHLMC, Pool #Q29260, 4.000%, 10/1/44	197,628
117,719	FNMA, Pool #725423, 5.500%, 5/1/34	128,056
111,699	FNMA, Pool #725610, 5.500%, 7/1/34	121,515
28,236	FNMA, Pool #890310, 4.500%, 12/1/40	29,704
113,646	FNMA, Pool #AD9193, 5.000%, 9/1/40	121,679
440,763	FNMA, Pool #AL5718, 3.500%, 9/1/44	441,170
	Total U.S. Government Mortgage-Backed Obligations	$1,348,234

Shares

Exchange-Traded Fund — 1.7%
2,738	iShares JP Morgan USD Emerging Markets Bond ETF	$292,336

Principal
Amount
	Sovereign Bonds — 0.2%
$20,000	Province of Alberta Canada, 2.200%, 7/26/22	19,312
22,000	Province of Ontario Canada, 1.875%, 5/21/20	21,615
	Total Sovereign Bonds	$40,927

13

Touchstone Balanced Fund (Unaudited) (Continued)

		Market
Shares		Value

	Preferred Stock — 0.1%

	Utilities — 0.1%
796	Integrys Holding, Inc., 6.000%, 8/1/73	$20,895

	Short-Term Investment Fund — 1.2%
201,441	Dreyfus Government Cash Management, Institutional Shares, 1.81%∞Ω	$201,441

	Total Investment Securities —100.0%
	(Cost $15,662,964)	$17,379,083

	Other Assets in
	Excess of Liabilities — 0.0%	969
	Net Assets — 100.0%	$17,380,052

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2018.

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities were valued at $213,066 or 1.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$11,574,155	$—	$—	$11,574,155
Corporate Bonds	—	2,086,315	—	2,086,315
U.S. Treasury Obligations	—	1,814,780	—	1,814,780
U.S. Government Mortgage-Backed Obligations	—	1,348,234	—	1,348,234
Exchange-Traded Fund	292,336	—	—	292,336
Sovereign Bonds	—	40,927	—	40,927
Preferred Stock	20,895	—	—	20,895
Short-Term Investment Fund	201,441	—	—	201,441
Total	$12,088,827	$5,290,256	$—	$17,379,083

See accompanying Notes to Financial Statements.

14

Portfolio of Investments

Touchstone Bond Fund – June 30, 2018 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 38.0%

	Financials — 11.5%
$183,000	American Express Co., 3.000%, 10/30/24	$174,609
150,000	Bank of America Corp., 3.705%, 4/24/28	144,665
221,000	Bank of America Corp. MTN, 4.000%, 1/22/25	218,161
170,000	Bank of Montreal (Canada), 3.803%, 12/15/32	157,473
170,000	Bank of New York Mellon Corp. (The) MTN, 2.950%, 1/29/23	166,149
175,000	Bank of Nova Scotia (The), (Canada), (3M LIBOR +0.620%), 2.946%, 9/19/22(A)	175,431
200,000	Barclays PLC (United Kingdom), 3.250%, 1/12/21	197,135
168,000	BB&T Corp. MTN, 2.850%, 10/26/24	159,405
95,000	Chubb INA Holdings, Inc., 4.350%, 11/3/45	97,227
139,000	Citigroup, Inc., 3.300%, 4/27/25	133,266
85,000	Citigroup, Inc., 4.750%, 5/18/46	80,829
142,000	Fifth Third Bancorp, 2.875%, 7/27/20	141,201
200,000	GE Capital International Funding Co. Unlimited Co. (Ireland), 4.418%, 11/15/35	193,756
400,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 3.359%, 7/24/23(A)	401,462
99,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	93,850
147,000	Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	154,487
238,000	Huntington Bancshares, Inc./OH, 4.000%, 5/15/25	238,698
105,000	JPMorgan Chase & Co., (3M LIBOR +0.730%), 3.092%, 4/23/24(A)	104,457
112,000	JPMorgan Chase & Co., 3.250%, 9/23/22	110,962
181,000	JPMorgan Chase & Co., 3.509%, 1/23/29	171,489
200,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	184,526
120,000	Morgan Stanley, 3.737%, 4/24/24	119,280
199,000	Morgan Stanley, 3.950%, 4/23/27	189,705
119,000	New York Life Global Funding, 144a, 3.000%, 1/10/28	111,623
125,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	114,461
250,000	PNC Bank NA, 2.700%, 11/1/22	240,320
140,000	Prudential Financial, Inc., 5.625%, 6/15/43	144,375
178,000	Royal Bank of Canada (Canada) MTN, 3.200%, 4/30/21	177,923
160,000	SunTrust Banks, Inc., 4.000%, 5/1/25	160,762
128,000	Visa, Inc., 4.150%, 12/14/35	132,631
117,000	Wells Fargo & Co., 2.100%, 7/26/21	112,422
113,000	Wells Fargo & Co., 4.125%, 8/15/23	113,611
		5,116,351

	Energy — 4.4%
96,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	93,218
143,000	Cenovus Energy, Inc. (Canada), 4.250%, 4/15/27	137,737
127,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	126,709
108,000	Concho Resources, Inc., 3.750%, 10/1/27	103,890
172,000	Enbridge, Inc. (Canada), (3M LIBOR +0.700%), 3.041%, 6/15/20(A)	172,673
102,000	Energy Transfer Partners LP, 4.950%, 6/15/28	101,683
105,000	EOG Resources, Inc., 3.900%, 4/1/35	101,868
185,000	Kinder Morgan Energy Partners LP, 3.500%, 9/1/23	179,759
128,000	Petroleos Mexicanos (Mexico), 4.500%, 1/23/26	120,090
165,000	Petroleos Mexicanos (Mexico), 144a, 5.350%, 2/12/28	156,222
146,000	Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	148,363
166,000	Shell International Finance BV (Netherlands), 1.875%, 5/10/21	160,934
128,000	Valero Energy Corp., 4.350%, 6/1/28	127,434
210,000	Williams Cos., Inc. (The), 3.700%, 1/15/23	203,175
		1,933,755

	Consumer Discretionary — 4.1%
250,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	257,095
173,000	Aptiv PLC (Jersey), 3.150%, 11/19/20	171,744
270,000	BMW US Capital LLC, 144a, 3.100%, 4/12/21	268,315
178,000	Dollar Tree, Inc., (3M LIBOR +0.700%), 3.055%, 4/17/20(A)	178,364
94,000	Ford Motor Co., 4.750%, 1/15/43	81,245
178,000	Ford Motor Credit Co. LLC, 4.140%, 2/15/23	177,941
158,000	General Motors Financial Co., Inc., 3.200%, 7/13/20	157,255
90,000	General Motors Financial Co., Inc., 3.950%, 4/13/24	88,075
98,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	96,594
137,000	Home Depot, Inc. (The), 5.950%, 4/1/41	169,173
178,000	Toyota Motor Credit Corp. MTN, 2.950%, 4/13/21	177,083
		1,822,884

	Telecommunication Services — 3.6%
60,000	AT&T, Inc., 3.950%, 1/15/25	58,682
37,000	AT&T, Inc., 4.350%, 6/15/45	31,344
116,000	AT&T, Inc., 4.500%, 5/15/35	107,294
178,000	Booking Holdings, Inc., 3.600%, 6/1/26	173,213

15

Touchstone Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 38.0% (Continued)

	Telecommunication Services — (Continued)
$167,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	$176,024
151,000	Comcast Corp., 2.850%, 1/15/23	146,005
94,000	Comcast Corp., 4.000%, 3/1/48	82,815
198,000	Qwest Corp., 6.750%, 12/1/21	210,692
200,000	Telecom Italia SpA/Milano (Italy), 144a, 5.303%, 5/30/24	197,250
62,000	Verizon Communications, Inc., 4.672%, 3/15/55	55,064
125,000	Verizon Communications, Inc., 5.012%, 4/15/49	121,731
260,000	Warner Media LLC, 3.800%, 2/15/27	245,537
		1,605,651

	Health Care — 3.4%
85,000	Abbott Laboratories, 3.750%, 11/30/26	83,548
155,000	AbbVie, Inc., 4.450%, 5/14/46	148,219
108,000	Allergan Funding SCS (Luxembourg), 3.800%, 3/15/25	104,873
100,000	Allergan Sales LLC, 144a, 5.000%, 12/15/21	103,465
131,000	Celgene Corp., 5.000%, 8/15/45	128,274
120,000	CVS Health Corp., 4.300%, 3/25/28	118,369
100,000	CVS Health Corp., 5.125%, 7/20/45	101,328
136,000	Express Scripts Holding Co., 3.300%, 2/25/21	135,501
39,000	Medtronic Global Holdings SCA (Luxembourg), 3.350%, 4/1/27	37,996
169,000	Shire Acquisitions Investments Ireland DAC (Ireland), 2.400%, 9/23/21	161,795
110,000	Thermo Fisher Scientific, Inc., 3.600%, 8/15/21	110,600
182,000	UnitedHealth Group, Inc., 2.375%, 10/15/22	174,994
118,000	Zimmer Biomet Holdings, Inc., 3.150%, 4/1/22	115,841
		1,524,803

	Real Estate — 2.7%
166,000	Boston Properties LP REIT, 3.200%, 1/15/25	157,997
167,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	155,336
107,000	Digital Realty Trust LP REIT, 2.750%, 2/1/23	101,918
120,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	118,346
215,000	Sabra Health Care LP. REIT, 5.125%, 8/15/26	205,438
186,000	SL Green Operating Partnership LP REIT, 3.250%, 10/15/22	180,748
164,000	VEREIT Operating Partnership LP REIT, 4.600%, 2/6/24	164,061
130,000	Welltower, Inc. REIT, 4.250%, 4/1/26	128,628
		1,212,472

	Consumer Staples — 2.6%
180,000	Cargill, Inc., 144a, 3.050%, 4/19/21	179,026
81,000	General Mills, Inc., 3.200%, 4/16/21	80,580
160,000	Grupo Bimbo SAB de CV (Mexico), 144a, 4.500%, 1/25/22	163,294
203,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	202,072
115,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	135,592
101,000	Mondelez International, Inc., 4.125%, 5/7/28	100,137
155,000	Moody's Corp., 2.750%, 12/15/21	151,386
149,000	Reynolds American, Inc., 4.450%, 6/12/25	149,954
		1,162,041

	Information Technology — 1.8%
148,000	Apple, Inc., 2.750%, 1/13/25	141,649
185,000	Apple, Inc., 4.650%, 2/23/46	199,301
102,000	Dell International LLC / EMC Corp., 144a, 6.020%, 6/15/26	107,140
88,000	Microsoft Corp., 3.500%, 2/12/35	85,272
142,000	Oracle Corp., 2.650%, 7/15/26	130,957
140,000	QUALCOMM, Inc., 3.450%, 5/20/25	134,727
		799,046

	Industrials — 1.4%
200,000	CRH America Finance, Inc., 144a, 4.500%, 4/4/48	187,615
166,000	Eagle Materials, Inc., 4.500%, 8/1/26	166,771
119,000	Roper Technologies, Inc., 3.000%, 12/15/20	118,143
138,000	Vulcan Materials Co., 4.500%, 4/1/25	138,681
		611,210

	Utilities — 1.4%
161,000	Dominion Energy, Inc., 2.000%, 8/15/21	153,513
101,000	Duke Energy Progress LLC, 4.150%, 12/1/44	99,676
136,000	Fortis, Inc. (Canada), 3.055%, 10/4/26	123,910
102,000	NextEra Energy Capital Holdings, Inc., 2.800%, 1/15/23	98,602
123,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	117,528
		593,229

	Materials — 1.1%
200,000	Braskem America Finance Co., 144a, 7.125%, 7/22/41	224,000
25,000	Newcrest Finance Pty Ltd. (Australia), 144a, 4.200%, 10/1/22	25,028
47,000	Newcrest Finance Pty Ltd. (Australia), 144a, 4.450%, 11/15/21	47,605

16

Touchstone Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 38.0% (Continued)

	Materials — (Continued)
$200,000	Suzano Austria GmbH (Austria), 144a, 5.750%, 7/14/26	$202,320
		498,953
	Total Corporate Bonds	$16,880,395

	U.S. Treasury Obligations — 21.2%
413,000	U.S. Treasury Bond, 3.000%, 2/15/48	414,387
240,000	U.S. Treasury Bond, 3.125%, 5/15/48	246,666
885,000	U.S. Treasury Note, 2.500%, 5/31/20	884,585
4,265,000	U.S. Treasury Note, 2.500%, 3/31/23	4,222,350
3,640,000	U.S. Treasury Note, 2.875%, 5/15/28	3,647,252
	Total U.S. Treasury Obligations	$9,415,240

	U.S. Government Mortgage-Backed Obligations — 20.4%
551,414	FHLMC, Pool #G05624, 4.500%, 9/1/39	578,403
725,659	FHLMC, Pool #Q29056, 4.000%, 10/1/44	742,592
316,494	FHLMC, Pool #Q29260, 4.000%, 10/1/44	323,891
442,996	FNMA, Pool #725423, 5.500%, 5/1/34	481,896
413,701	FNMA, Pool #725610, 5.500%, 7/1/34	450,057
378,822	FNMA, Pool #AD9193, 5.000%, 9/1/40	405,595
546,020	FNMA, Pool #AL5718, 3.500%, 9/1/44	546,524
542,610	FNMA, Pool #AR9195, 3.000%, 3/1/43	530,380
624,039	FNMA, Pool #AS4707, 3.500%, 4/1/45	623,133
803,863	FNMA, Pool #AS7234, 3.000%, 5/1/46	779,896
1,404,441	FNMA, Pool #AS8703, 2.500%, 2/1/32	1,365,650
590,136	FNMA, Pool #AT2016, 3.000%, 4/1/43	576,558
217,180	FNMA, Pool #AZ7347, 3.000%, 11/1/45	211,013
731,591	FNMA, Pool #BC1158, 3.500%, 2/1/46	730,340
646,571	GNMA, Pool #5175, 4.500%, 9/20/41	680,222
28,926	GNMA, Pool #679437, 6.000%, 11/15/22	28,950
	Total U.S. Government Mortgage-Backed Obligations	$9,055,100

Shares

Exchange-Traded Fund — 4.8%
20,047	iShares JP Morgan USD Emerging Markets Bond ETF	$2,140,418

Principal
Amount

	Non-Agency Collateralized Mortgage Obligations — 4.3%
$525,398	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.765%, 10/25/45(A)(B)	523,223
524,275	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.943%, 1/25/45(A)(B)	505,674
354,046	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.867%, 12/25/44(A)(B)	348,251
527,032	PMT Loan Trust, Ser 2013-J1, Class A11, 144a, 3.500%, 9/25/43(A)(B)	517,645
	Total Non-Agency Collateralized Mortgage Obligations	$1,894,793

	Agency Collateralized Mortgage Obligation — 3.1%
1,305,229	FHLMC REMIC, Ser 3859 Class JB, 5.000%, 5/15/41	$1,400,806

	Asset-Backed Securities — 2.3%
550,000	Hertz Vehicle Financing II LP, Ser 2016-4A, Class A, 144a, 2.650%, 7/25/22	535,594
522,375	Wendys Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	508,020
	Total Asset-Backed Securities	$1,043,614

	Sovereign Bonds — 1.3%
200,000	Mexico Government International Bond, 4.350%, 1/15/47	178,700
147,000	Province of Alberta Canada, 2.200%, 7/26/22	141,945
166,000	Province of Ontario Canada, 1.875%, 5/21/20	163,099
114,000	Uruguay Government International Bond, 4.975%, 4/20/55	110,580
	Total Sovereign Bonds	$594,324

	Commercial Mortgage-Backed Security — 1.2%
550,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(B)	$528,275

Shares

	Preferred Stock — 0.4%

	Utilities — 0.4%
6,400	Integrys Holding, Inc., 6.000%, 8/1/73	$168,000

	Short-Term Investment Fund — 2.5%
1,120,409	Dreyfus Government Cash Management, Institutional Shares, 1.81%∞Ω	$1,120,409

	Total Investment Securities — 99.5%
	(Cost $44,959,475)	$44,241,374

	Other Assets in Excess of Liabilities — 0.5%	238,685
	Net Assets — 100.0%	$44,480,059

17

Touchstone Bond Fund (Unaudited) (Continued)

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2018.

(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

DAC - Designated Activity Company

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Inter Bank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities were valued at $5,756,118 or 12.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$16,880,395	$—	$16,880,395
U.S. Treasury Obligations	—	9,415,240	—	9,415,240
U.S. Government Mortgage-Backed Obligations	—	9,055,100	—	9,055,100
Exchange-Traded Fund	2,140,418	—	—	2,140,418
Non-Agency Collateralized Mortgage Obligations	—	1,894,793	—	1,894,793
Agency Collateralized Mortgage Obligation	—	1,400,806	—	1,400,806
Asset-Backed Securities	—	1,043,614	—	1,043,614
Sovereign Bonds	—	594,324	—	594,324
Commercial Mortgage-Backed Security	—	528,275	—	528,275
Preferred Stock	168,000	—	—	168,000
Short-Term Investment Fund	1,120,409	—	—	1,120,409
Total Assets	$3,428,827	$40,812,547	$—	$44,241,374

See accompanying Notes to Financial Statements.

18

Portfolio of Investments

Touchstone Common Stock Fund – June 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.9%

Information Technology — 27.1%
Alphabet, Inc. - Class C*	6,631	$7,397,875
Apple, Inc.	32,531	6,021,813
Avnet, Inc.	62,085	2,662,826
Facebook, Inc. - Class A*	33,041	6,420,527
International Business Machines Corp.	16,156	2,256,993
Microsoft Corp.	68,990	6,803,104
Oracle Corp.	83,358	3,672,753
salesforce.com, Inc.*	35,307	4,815,875
		40,051,766

Consumer Discretionary — 19.9%
Amazon.com, Inc.*	5,270	8,957,946
Booking Holdings, Inc.*	1,352	2,740,626
Carnival Corp.	48,403	2,773,976
Charter Communications, Inc. - Class A*	8,604	2,522,779
Comcast Corp. - Class A	78,967	2,590,907
JD.com, Inc. (China) ADR*	55,361	2,156,311
Starbucks Corp.	46,391	2,266,200
Twenty-First Century Fox, Inc. - Class A	75,547	3,753,930
Yum China Holdings, Inc. (China)	44,236	1,701,317
		29,463,992

Financials — 16.4%
Bank of America Corp.	122,226	3,445,551
Berkshire Hathaway, Inc. - Class B*	64,775	12,090,254
Brookfield Asset Management, Inc. (Canada) - Class A	80,042	3,244,903
Goldman Sachs Group, Inc. (The)	14,583	3,216,572
Signature Bank/NewYork NY*	18,010	2,303,119
		24,300,399

Health Care — 12.5%
AmerisourceBergen Corp.	33,107	2,823,034
Biogen, Inc.*	12,886	3,740,033
Bristol-Myers Squibb Co.	66,806	3,697,044
Johnson & Johnson	29,058	3,525,898
Novartis AG (Switzerland) ADR	62,361	4,710,750
		18,496,759

Industrials — 8.3%
General Electric Co.	146,950	1,999,989
Johnson Controls International PLC	59,057	1,975,457
Stericycle, Inc.*	37,322	2,436,753
Union Pacific Corp.	17,334	2,455,881
United Technologies Corp.	26,744	3,343,802
		12,211,882

Energy — 5.1%
Exxon Mobil Corp.	32,202	2,664,071
Halliburton Co.	45,060	2,030,404
Schlumberger Ltd.	42,874	2,873,844
		7,568,319

Real Estate — 4.9%
Jones Lang LaSalle, Inc.	20,315	3,372,087
Simon Property Group, Inc. REIT	22,774	3,875,907
		7,247,994

Consumer Staples — 3.9%
JM Smucker Co. (The)	11,820	1,270,414
Monster Beverage Corp.*	34,144	1,956,451
Unilever NV (United Kingdom)	44,821	2,497,426
		5,724,291

Telecommunication Services — 1.8%
AT&T, Inc.	83,338	2,675,983
Total Common Stocks		$147,741,385

Short-Term Investment Fund — 0.4%
Dreyfus Government Cash Management, Institutional Shares, 1.81%∞Ω	592,199	$592,199

Total Investment Securities —100.3%
(Cost $125,474,267)		$148,333,584

Liabilities in Excess of Other Assets — (0.3%)		(385,003)

Net Assets — 100.0%		$147,948,581

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$147,741,385	$—	$—	$147,741,385
Short-Term Investment Fund	592,199	—	—	592,199
Total	$148,333,584	$—	$—	$148,333,584

See accompanying Notes to Financial Statements.

19

Portfolio of Investments

Touchstone Focused Fund – June 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 100.2%

Information Technology — 26.1%
Alphabet, Inc. - Class C*	2,327	$2,596,118
Apple, Inc.	13,064	2,418,277
Avnet, Inc.	22,760	976,176
Facebook, Inc. - Class A*	11,553	2,244,979
International Business Machines Corp.	7,775	1,086,168
Microsoft Corp.	27,723	2,733,765
Oracle Corp.	33,035	1,455,522
salesforce.com, Inc.*	13,517	1,843,719
		15,354,724

Consumer Discretionary — 18.8%
Amazon.com, Inc.*	2,076	3,528,785
Booking Holdings, Inc.*	538	1,090,574
Carnival Corp.	20,161	1,155,427
Comcast Corp. - Class A	36,862	1,209,442
JD.com, Inc. (China) ADR*	21,420	834,309
Starbucks Corp.	16,860	823,611
Twenty-First Century Fox, Inc. - Class A	36,300	1,803,747
Yum China Holdings, Inc. (China)	15,110	581,131
		11,027,026

Financials — 16.4%
Bank of America Corp.	59,644	1,681,364
Bank of the Ozarks	14,083	634,298
Berkshire Hathaway, Inc. - Class B*	26,428	4,932,786
Goldman Sachs Group, Inc. (The)	6,639	1,464,364
Signature Bank/NewYork NY*	7,082	905,646
		9,618,458

Health Care — 15.5%
AmerisourceBergen Corp.	13,192	1,124,882
Biogen, Inc.*	4,793	1,391,120
Bio-Rad Laboratories, Inc. - Class A*	4,244	1,224,564
Bristol-Myers Squibb Co.	30,612	1,694,068
Johnson & Johnson	13,293	1,612,973
Novartis AG (Switzerland) ADR	27,148	2,050,760
		9,098,367

Industrials — 7.8%
General Electric Co.	52,063	708,577
Johnson Controls International PLC	22,838	763,931
Stericycle, Inc.*	13,842	903,744
Union Pacific Corp.	8,543	1,210,372
United Technologies Corp.	7,952	994,239
		4,580,863

Energy — 5.1%
Exxon Mobil Corp.	11,768	973,567
Halliburton Co.	20,737	934,409
Schlumberger Ltd.	16,338	1,095,136
		3,003,112

Real Estate — 4.8%
Jones Lang LaSalle, Inc.	8,116	1,347,175
Simon Property Group, Inc. REIT	8,729	1,485,589
		2,832,764

Consumer Staples — 3.8%
JM Smucker Co. (The)	4,623	496,880
Monster Beverage Corp.*	13,185	755,501
Unilever NV (United Kingdom)	17,530	976,772
		2,229,153

Telecommunication Services — 1.9%
AT&T, Inc.	34,667	1,113,157
Total Common Stocks		$58,857,624

Short-Term Investment Fund — 0.0%
Dreyfus Government Cash Management, Institutional Shares, 1.81%∞Ω	213	$213

Total Investment Securities —100.2%
(Cost $46,582,731)		$58,857,837

Liabilities in Excess of Other Assets — (0.2%)		(115,622)

Net Assets — 100.0%		$58,742,215

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$58,857,624	$—	$—	$58,857,624
Short-Term Investment Fund	213	—	—	213
Total	$58,857,837	$—	$—	$58,857,837

See accompanying Notes to Financial Statements.

20

Portfolio of Investments

Touchstone Large Cap Core Equity Fund – June 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.9%

Financials — 24.1%
Alleghany Corp.	1,553	$892,928
Bank of America Corp.	17,534	494,284
Berkshire Hathaway, Inc. - Class B*	10,798	2,015,447
BlackRock, Inc.	2,432	1,213,665
Progressive Corp. (The)	25,494	1,507,970
Wells Fargo & Co.	17,781	985,779
		7,110,073

Consumer Discretionary — 23.4%
CarMax, Inc.*	17,067	1,243,672
Carnival Corp.	20,667	1,184,426
Dollar Tree, Inc.*	14,121	1,200,285
Home Depot, Inc. (The)	5,121	999,107
Lowe's Cos., Inc.	4,439	424,235
NIKE, Inc. - Class B	13,705	1,092,014
O'Reilly Automotive, Inc.*	2,762	755,600
		6,899,339

Information Technology — 18.9%
Alphabet, Inc. - Class C*	1,402	1,564,141
Apple, Inc.	8,978	1,661,918
Cisco Systems, Inc.	20,319	874,327
Visa, Inc. - Class A	11,074	1,466,751
		5,567,137

Industrials — 13.4%
Deere & Co.	5,545	775,191
FedEx Corp.	2,835	643,715
General Dynamics Corp.	4,466	832,507
Norfolk Southern Corp.	7,907	1,192,929
Southwest Airlines Co.	9,784	497,810
		3,942,152

Materials — 5.8%
Albemarle Corp.	9,106	858,969
NewMarket Corp.	2,102	850,259
		1,709,228

Health Care — 4.8%
Alexion Pharmaceuticals, Inc.*	6,701	831,929
Bristol-Myers Squibb Co.	10,410	576,089
		1,408,018

Consumer Staples — 4.6%
Altria Group, Inc.	14,840	842,764
Coca-Cola Co. (The)	11,753	515,487
		1,358,251

Energy — 2.4%
Chevron Corp.	5,497	694,986

Telecommunication Services — 1.5%
Verizon Communications, Inc.	9,014	453,494
Total Common Stocks		$29,142,678

Short-Term Investment Fund — 0.7%
Dreyfus Government Cash Management, Institutional Shares, 1.81%∞Ω	218,789	$218,789

Total Investment Securities —99.6%
(Cost $23,997,927)		$29,361,467

Other Assets in Excess of Liabilities — 0.4%		114,491

Net Assets — 100.0%		$29,475,958

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$29,142,678	$—	$—	$29,142,678
Short-Term Investment Fund	218,789	—	—	218,789
Total	$29,361,467	$—	$—	$29,361,467

See accompanying Notes to Financial Statements.

21

Portfolio of Investments

Touchstone Small Company Fund – June 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.8%

Information Technology — 25.4%
8x8, Inc.*	46,000	$922,300
Acxiom Corp.*	32,987	987,961
Aspen Technology, Inc.*	9,623	892,437
Avaya Holdings Corp.*	33,000	662,640
Bottomline Technologies (de), Inc.*	18,911	942,335
Carbonite, Inc.*	26,190	914,031
Cision Ltd.*	37,000	553,150
CommVault Systems, Inc.*	13,741	904,845
Finisar Corp.*	52,292	941,256
GTT Communications, Inc.*	20,123	905,535
j2 Global, Inc.	10,868	941,277
MAXIMUS, Inc.	14,687	912,210
NetScout Systems, Inc.*	31,183	926,135
Nice Ltd. (Israel) ADR*	8,868	920,232
Nuance Communications, Inc.*	65,881	914,758
ON Semiconductor Corp.*	35,141	781,360
Open Text Corp. (Canada)	20,214	711,331
Plantronics, Inc.	21,730	1,656,912
Verint Systems, Inc.*	32,300	1,432,505
		17,823,210

Industrials — 19.6%
Clean Harbors, Inc.*	17,500	972,125
Crane Co.	11,182	896,014
EnerSys	17,700	1,321,128
Esterline Technologies Corp.*	11,968	883,238
Genesee & Wyoming, Inc. - Class A*	11,857	964,211
Hillenbrand, Inc.	18,400	867,560
Knight-Swift Transportation Holdings, Inc.	22,852	873,175
Luxfer Holdings PLC (United Kingdom)	22,000	384,560
Mobile Mini, Inc.	20,079	941,705
Quanta Services, Inc.*	40,933	1,367,162
Regal Beloit Corp.	17,907	1,464,793
SkyWest, Inc.	18,000	934,200
Terex Corp.	22,000	928,180
Woodward, Inc.	12,561	965,438
		13,763,489

Health Care — 19.6%
Allscripts Healthcare Solutions, Inc.*	117,500	1,410,000
AngioDynamics, Inc.*	43,373	964,616
Bio-Rad Laboratories, Inc. - Class A*	3,096	893,320
Bio-Techne Corp.	9,335	1,381,113
Diplomat Pharmacy, Inc.*	1	26
Encompass Health Corp.	14,183	960,473
Globus Medical, Inc. - Class A*	16,949	855,247
Haemonetics Corp.*	9,738	873,304
MEDNAX, Inc.*	19,500	843,960
NuVasive, Inc.*	27,753	1,446,486
Omnicell, Inc.*	18,149	951,915
Orthofix International NV*	17,262	980,827
Tactile Systems Technology, Inc.*	17,500	910,000
Tivity Health, Inc.*	36,350	1,279,520
		13,750,807

Consumer Discretionary — 12.5%
Aaron's, Inc.	34,162	1,484,339
Adtalem Global Education, Inc.*	19,885	956,468
Bloomin' Brands, Inc.	46,176	928,138
Callaway Golf Co.	47,300	897,281
KB Home	33,524	913,194
Penn National Gaming, Inc.*	25,843	868,066
Planet Fitness, Inc. - Class A*	20,601	905,208
Texas Roadhouse, Inc.	14,334	939,020
TRI Pointe Group, Inc.*	54,342	889,035
		8,780,749

Financials — 10.8%
Chemical Financial Corp.	19,100	1,063,297
Evercore, Inc. - Class A	8,329	878,293
Glacier Bancorp, Inc.	24,792	958,955
Heartland Financial USA, Inc.	17,800	976,330
Stifel Financial Corp.	16,541	864,267
Webster Financial Corp.	15,373	979,260
Western Alliance Bancorp*	16,099	911,364
WSFS Financial Corp.	17,500	932,750
		7,564,516

Real Estate — 3.2%
Corporate Office Properties Trust REIT	47,465	1,376,010
Outfront Media, Inc. REIT	46,700	908,315
		2,284,325

Energy — 1.5%
Gulfport Energy Corp.*	81,975	1,030,426

Consumer Staples — 1.4%
Sprouts Farmers Market, Inc.*	45,000	993,150

Telecommunication Services — 1.4%
Cogent Communications Holdings, Inc.	18,200	971,880

Materials — 1.4%
Innophos Holdings, Inc.	20,200	961,520
Total Common Stocks		$67,924,072

Short-Term Investment Fund — 3.7%
Dreyfus Government Cash Management, Institutional Shares, 1.81%∞Ω	2,649,394	$2,649,394

Total Investment Securities —100.5%
(Cost $53,608,695)		$70,573,466

Liabilities in Excess of Other Assets — (0.5%)		(385,849)

Net Assets — 100.0%		$70,187,617

22

Touchstone Small Company Fund (Unaudited) (Continued)

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$67,924,072	$—	$—	$67,924,072
Short-Term Investment Fund	2,649,394	—	—	2,649,394
Total	$70,573,466	$—	$—	$70,573,466

See accompanying Notes to Financial Statements.

23

Portfolio of Investments

Touchstone Aggressive ETF Fund – June 30, 2018 (Unaudited)

		Market
	Shares	Value

Exchange-Traded Funds — 98.6%

Equity Funds — 81.2%
Vanguard Extended Market ETF†	20,035	$2,360,123
Vanguard FTSE Developed Markets ETF	92,265	3,958,168
Vanguard FTSE Emerging Markets ETF	25,700	1,084,540
Vanguard S&P 500 ETF	28,660	7,150,957
Vanguard Value ETF	11,340	1,177,432
		15,731,220

Fixed Income Funds — 17.4%
iShares Core US Aggregate Bond ETF	16,795	1,785,644
iShares Floating Rate Bond ETF	9,700	494,700
iShares iBoxx $ High Yield Corporate Bond ETF†	4,570	388,816
Vanguard Intermediate-Term Corporate Bond ETF	8,270	690,710
		3,359,870
Total Exchange-Traded Funds		$19,091,090

Short-Term Investment Funds — 8.7%
Dreyfus Government Cash Management, Institutional Shares, 1.81%∞Ω	266,617	266,617
Invesco Government & Agency Portfolio, Institutional Class, 1.81%**∞Ω	1,411,885	1,411,885
Total Short-Term Investment Funds		$1,678,502

Total Investment Securities —107.3%
(Cost $18,268,984)		$20,769,592

Liabilities in Excess of Other Assets — (7.3%)		(1,406,325)

Net Assets — 100.0%		$19,363,267

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2018 was $1,382,465.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$19,091,090	$—	$—	$19,091,090
Short-Term Investment Funds	1,678,502	—	—	1,678,502
Total	$20,769,592	$—	$—	$20,769,592

See accompanying Notes to Financial Statements.

24

Portfolio of Investments

Touchstone Conservative ETF Fund – June 30, 2018 (Unaudited)

		Market
	Shares	Value

Exchange-Traded Funds — 95.4%

Fixed Income Funds — 56.5%
Invesco Senior Loan ETF	22,150	$507,235
iShares Core US Aggregate Bond ETF	59,875	6,365,910
iShares Floating Rate Bond ETF	20,050	1,022,550
iShares iBoxx $ High Yield Corporate Bond ETF†	10,745	914,185
Vanguard Intermediate-Term Corporate Bond ETF	29,345	2,450,894
Vanguard Total International Bond ETF†	7,515	411,146
		11,671,920

Equity Funds — 38.9%
Vanguard Extended Market ETF†	10,590	1,247,502
Vanguard FTSE Developed Markets ETF	42,685	1,831,186
Vanguard FTSE Emerging Markets ETF	11,085	467,787
Vanguard S&P 500 ETF	15,507	3,869,152
Vanguard Value ETF	5,805	602,733
		8,018,360
Total Exchange-Traded Funds		$19,690,280

Short-Term Investment Funds — 10.5%
Dreyfus Government Cash Management, Institutional Shares, 1.81%∞Ω	973,514	973,514
Invesco Government & Agency Portfolio, Institutional Class, 1.81%**∞Ω	1,198,532	1,198,532
Total Short-Term Investment Funds		$2,172,046

Total Investment Securities —105.9%
(Cost $20,690,540)		$21,862,326

Liabilities in Excess of Other Assets — (5.9%)		(1,211,031)

Net Assets — 100.0%		$20,651,295

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2018 was $1,172,551.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$19,690,280	$—	$—	$19,690,280
Short-Term Investment Funds	2,172,046	—	—	2,172,046
Total	$21,862,326	$—	$—	$21,862,326

See accompanying Notes to Financial Statements.

25

Portfolio of Investments

Touchstone Moderate ETF Fund – June 30, 2018 (Unaudited)

		Market
	Shares	Value

Exchange-Traded Funds — 98.2%

Equity Funds — 60.6%
Vanguard Extended Market ETF†	16,780	$1,976,684
Vanguard FTSE Developed Markets ETF	72,215	3,098,024
Vanguard FTSE Emerging Markets ETF	21,855	922,281
Vanguard S&P 500 ETF	25,600	6,387,456
Vanguard Value ETF	9,690	1,006,113
		13,390,558

Fixed Income Funds — 37.6%
Invesco Senior Loan ETF	19,400	444,260
iShares Core US Aggregate Bond ETF	40,195	4,273,532
iShares Floating Rate Bond ETF	17,650	900,150
iShares iBoxx $ High Yield Corporate Bond ETF†	7,830	666,176
Vanguard Intermediate-Term Corporate Bond ETF	21,420	1,788,998
Vanguard Total International Bond ETF	4,120	225,405
		8,298,521
Total Exchange-Traded Funds		$21,689,079

Short-Term Investment Funds — 5.7%
Dreyfus Government Cash Management, Institutional Shares, 1.81%∞Ω	402,659	402,659
Invesco Government & Agency Portfolio, Institutional Class, 1.81%**∞Ω	851,078	851,078
Total Short-Term Investment Funds		$1,253,737

Total Investment Securities —103.9%
(Cost $20,958,861)		$22,942,816

Liabilities in Excess of Other Assets — (3.9%)		(861,331)

Net Assets — 100.0%		$22,081,485

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2018 was $832,739.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$21,689,079	$—	$—	$21,689,079
Short-Term Investment Funds	1,253,737	—	—	1,253,737
Total	$22,942,816	$—	$—	$22,942,816

See accompanying Notes to Financial Statements.

26

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Statements of Assets and Liabilities

June 30, 2018 (Unaudited)

	Touchstone	Touchstone	Touchstone
	Active Bond	Balanced	Bond
	Fund	Fund	Fund
Assets
Investments, at cost	$56,579,176	$15,662,964	$44,959,475
Investments, at market value (A)	$55,856,259	$17,379,083	$44,241,374
Cash	—	—	1,600
Cash deposits held at prime broker*	39,900	—	—
Dividends and interest receivable	387,520	42,567	273,104
Receivable for capital shares sold	—	—	—
Receivable for investments sold	—	—	45,886
Securities lending income receivable	—	—	—
Receivable from other affiliates	—	—	1,110
Tax reclaim receivable	—	—	—
Other assets	376	—	8,263
Total Assets	56,284,055	17,421,650	44,571,337

Liabilities
Bank overdrafts	—	—	—
Payable for return of collateral for securities on loan	—	—	—
Payable for capital shares redeemed	616	14,467	40,913
Payable for investments purchased	665	—	—
Payable to Investment Advisor	18,465	5,789	13,597
Payable to other affiliates	20,393	4	—
Payable to Trustees	3,612	2,476	2,476
Payable for professional services	9,659	9,144	7,935
Payable for pricing services	29,463	5,907	10,824
Payable for reports to shareholders	2,769	3,324	15,028
Other accrued expenses and liabilities	12,361	487	505
Total Liabilities	98,003	41,598	91,278

Net Assets	$56,186,052	$17,380,052	$44,480,059

Net assets consist of:
Paid-in capital	$56,869,873	$10,659,261	$47,102,764
Undistributed net investment income	1,826,379	301,066	1,549,848
Accumulated net realized gains (losses) on investments, foreign currency transactions and futures contracts	(1,787,283)	4,703,610	(3,454,425)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(722,917)	1,716,115	(718,128)
Net assets applicable to shares outstanding	$56,186,052	$17,380,052	$44,480,059

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,407,897	1,168,618	4,744,940
Net asset value, offering price and redemption price per share	$10.39	$14.87	$9.37
(A) Includes market value of securities on loan of:	$—	$—	$—
* Represents segregated cash for futures contracts.

See accompanying Notes to Financial Statements.

28

Statements of Assets and Liabilities (Unaudited) (Continued)

		Touchstone			Touchstone
Touchstone	Touchstone	Large Cap	Touchstone	Touchstone	Conservative	Touchstone
Common Stock	Focused	Core Equity	Small Company	Aggressive ETF	ETF	Moderate ETF
Fund	Fund	Fund	Fund	Fund	Fund	Fund

$125,474,267	$46,582,731	$23,997,927	$53,608,695	$18,268,984	$20,690,540	$20,958,861
$148,333,584	$58,857,837	$29,361,467	$70,573,466	$20,769,592	$21,862,326	$22,942,816
—	—	—	—	—	—	—
—	—	—	—	—	—	—
54,426	21,623	30,707	24,337	40,589	21,869	35,842
1,995	—	60	5,030	—	—	—
146,394	298,436	138,826	—	—	—	—
—	—	—	46	1,308	1,426	1,047
—	—	—	—	—	—	—
—	7,431	—	—	—	—	—
24,377	406	213	4,538	132	118	156
148,560,776	59,185,733	29,531,273	70,607,417	20,811,621	21,885,739	22,979,861

—	155,186	—	—	—	—	—
—	—	—	—	1,411,885	1,198,532	851,078
102,267	54,801	806	63,804	490	812	7,482
414,760	105,861	—	292,346	—	—	—
61,752	34,634	16,221	29,443	4,036	4,193	4,606
4,049	74,411	18,333	5,100	13,776	12,688	16,851
2,476	3,612	3,612	2,476	3,612	3,612	3,612
6,870	10,059	9,571	8,069	9,756	9,759	9,768
297	1,030	768	370	279	304	330
19,313	2,380	2,874	18,192	2,771	2,771	2,771
411	1,544	3,130	—	1,749	1,773	1,878
612,195	443,518	55,315	419,800	1,448,354	1,234,444	898,376

$147,948,581	$58,742,215	$29,475,958	$70,187,617	$19,363,267	$20,651,295	$22,081,485

$44,085,048	$43,609,395	$21,703,283	$42,481,135	$15,364,459	$18,566,092	$18,408,372
2,521,924	413,201	280,838	5,984	470,735	482,989	577,525
78,482,292	2,444,774	2,128,297	10,735,727	1,027,465	430,428	1,111,633
22,859,317	12,274,845	5,363,540	16,964,771	2,500,608	1,171,786	1,983,955
$147,948,581	$58,742,215	$29,475,958	$70,187,617	$19,363,267	$20,651,295	$22,081,485

7,799,516	3,057,818	1,827,564	4,194,219	1,150,620	1,769,902	1,807,456
$18.97	$19.21	$16.13	$16.73	$16.83	$11.67	$12.22
$—	$—	$—	$—	$1,382,465	$1,172,551	$832,739

29

Statements of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

	Touchstone	Touchstone	Touchstone
	Active Bond	Balanced	Bond
	Fund	Fund	Fund
Investment Income
Dividends (A)	$36,860	$99,369	$28,873
Interest	823,107	83,349	651,416
Income from securities loaned	9	20	23
Total Investment Income	859,976	182,738	680,312

Expenses
Investment advisory fees	112,599	48,276	89,801
Administration fees	40,817	12,727	32,553
Compliance fees and expenses	717	562	562
Custody fees	18,532	3,327	2,605
Professional fees	12,022	11,735	12,200
Transfer Agent fees	5,442	1,365	16,191
Pricing expense	25,278	5,245	7,668
Reports to Shareholders	2,704	2,680	6,858
Shareholder servicing fees	19,705	—	—
Trustee fees	7,099	5,963	5,963
Other expenses	3,475	626	873
Total Expenses	248,390	92,506	175,274
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	—	(17,898)	(24,857)
Fees eligible for recoupment by the Advisor(B)	—	—	—
Net Expenses	248,390	74,608	150,417

Net Investment Income	611,586	108,130	529,895

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	(654,703)	(19,171)	(749,667)
Net realized losses on futures contracts	(57,141)	—	—
Net change in unrealized appreciation (depreciation) on investments	(1,045,413)	(55,661)	(889,260)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(9)	(5)	(30)
Net change in unrealized appreciation (depreciation) on futures contracts	7,086	—	—

Net Realized and Unrealized Gains (Losses) on Investments	(1,750,180)	(74,837)	(1,638,957)

Change in Net Assets Resulting from Operations	$(1,138,594)	$33,293	$(1,109,062)
(A) Net of foreign tax withholding of:	$—	$—	$—
(B)See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

30

Statements of Operations (Unaudited) (Continued)

		Touchstone			Touchstone
Touchstone	Touchstone	Large Cap	Touchstone	Touchstone	Conservative	Touchstone
Common Stock	Focused	Core Equity	Small Company	Aggressive ETF	ETF	Moderate ETF
Fund	Fund	Fund	Fund	Fund	Fund	Fund

$1,218,392	$509,309	$282,615	$268,939	$212,360	$219,588	$250,644
—	—	—	—	—	—	—
657	200	—	286	3,401	5,887	4,498
1,219,049	509,509	282,615	269,225	215,761	225,475	255,142

383,581	213,429	104,524	173,185	24,814	23,312	28,306
111,239	44,210	23,317	50,224	14,392	13,521	16,418
562	717	717	562	717	717	717
2,906	6,894	2,379	3,344	1,448	1,545	1,578
14,454	11,491	10,282	12,370	10,184	10,147	10,255
52,873	10,782	2,959	11,438	30	30	40
—	911	654	608	233	258	276
8,247	2,670	2,669	7,899	2,704	2,704	2,703
—	62,539	22,570	—	24,814	23,312	25,858
5,963	7,099	7,099	5,963	7,099	7,099	7,099
2,188	2,035	1,661	1,091	1,515	1,495	1,565
582,013	362,777	178,831	266,684	87,950	84,140	94,815
(21,985)	—	(8,377)	(3,443)	(13,507)	(14,205)	(9,896)
—	6,150	—	—	—	—	—
560,028	368,927	170,454	263,241	74,443	69,935	84,919

659,021	140,582	112,161	5,984	141,318	155,540	170,223
2,095,154	1,349,264	1,226,103	3,321,765	500,843	150,618	489,664
—	—	—	—	—	—	—
(778,852)	(354,794)	(1,639,376)	1,003,394	(640,242)	(413,361)	(736,073)
—	(107)	—	—	—	—	—
—	—	—	—	—	—	—

1,316,302	994,363	(413,273)	4,325,159	(139,399)	(262,743)	(246,409)

$1,975,323	$1,134,945	$(301,112)	$4,331,143	$1,919	$(107,203)	$(76,186)
$78,307	$14,605	$—	$861	$—	$—	$—

31

Statements of Changes in Net Assets

	Touchstone		Touchstone
	Active Bond		Balanced
	Fund		Fund
	For the	For the	For the	For the
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30, 2018	December 31,	June 30, 2018	December 31,
	(Unaudited)	2017	(Unaudited)	2017(A)
From Operations
Net investment income	$611,586	$1,169,110	$108,130	$169,908
Net realized gains (losses) on investments, foreign currency transactions and futures contracts	(711,844)	824,610	(19,171)	4,772,363
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and futures contracts	(1,038,336)	(28,864)	(55,666)	(2,726,271)
Change in Net Assets from Operations	(1,138,594)	1,964,856	33,293	2,216,000

Distributions to Shareholders from:
Net investment income	—	(1,484,379)	—	—
Net realized gains	—	—	—	—
Total Distributions	—	(1,484,379)	—	—

Share Transactions
Proceeds from Shares issued	1,648,030	4,755,717	618,760	2,585,460
Reinvestment of distributions	—	1,484,379	—	—
Cost of Shares redeemed	(1,691,912)	(4,363,557)	(1,235,638)	(2,825,940)
Change in Net Assets from Share Transactions	(43,882)	1,876,539	(616,878)	(240,480)

Total Increase (Decrease) in Net Assets	(1,182,476)	2,357,016	(583,585)	1,975,520

Net Assets
Beginning of period	57,368,528	55,011,512	17,963,637	15,988,117
End of period	$56,186,052	$57,368,528	$17,380,052	$17,963,637

Undistributed Net Investment Income	$1,826,379	$1,214,793	$301,066	$192,936

Share Transactions
Shares issued	156,929	442,714	41,653	185,445
Shares reinvested	—	140,168	—	—
Shares redeemed	(162,696)	(403,875)	(82,601)	(203,604)
Change in Shares Outstanding	(5,767)	179,007	(40,948)	(18,159)

(A) See Note 9 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

32

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone
Bond		Common Stock		Focused
Fund		Fund		Fund
For the	For the	For the	For the	For the	For the
Six Months	Year	Six Months	Year	Six Months	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30, 2018	December 31,	June 30, 2018	December 31,	June 30, 2018	December 31,
(Unaudited)	2017(A)	(Unaudited)	2017(A)	(Unaudited)	2017

$529,895	$877,747	$659,021	$1,871,277	$140,582	$245,941
(749,667)	57,822	2,095,154	76,595,002	1,349,264	1,521,636
(889,290)	822,808	(778,852)	(48,297,867)	(354,901)	6,093,467
(1,109,062)	1,758,377	1,975,323	30,168,412	1,134,945	7,861,044

—	—	—	(17,544)	—	(319,068)
—	—	—	(944,237)	—	—
—	—	—	(961,781)	—	(319,068)

1,138,328	3,169,052	1,915,873	3,579,984	757,370	1,615,348
—	—	—	961,781	—	319,068
(2,471,073)	(6,685,628)	(14,380,203)	(24,548,603)	(5,083,674)	(9,770,104)
(1,332,745)	(3,516,576)	(12,464,330)	(20,006,838)	(4,326,304)	(7,835,688)

(2,441,807)	(1,758,199)	(10,489,007)	9,199,793	(3,191,359)	(293,712)
46,921,866	48,680,065	158,437,588	149,237,795	61,933,574	62,227,286
$44,480,059	$46,921,866	$147,948,581	$158,437,588	$58,742,215	$61,933,574

$1,549,848	$1,019,953	$2,521,924	$1,862,903	$413,201	$272,619

120,764	335,983	98,875	210,424	39,743	89,251
—	—	—	54,678	—	16,837
(262,532)	(707,170)	(751,790)	(1,431,198)	(262,914)	(550,208)
(141,768)	(371,187)	(652,915)	(1,166,096)	(223,171)	(444,120)

33

Statements of Changes in Net Assets (Continued)

	Touchstone		Touchstone
	Large Cap Core		Small Company
	Equity Fund		Fund
	For the	For the	For the	For the
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30, 2018	December 31,	June 30, 2018	December 31,
	(Unaudited)	2017	(Unaudited)	2017(A)
From Operations
Net investment income (loss)	$112,161	$168,697	$5,984	$(41,203)
Net realized gains on investments	1,226,103	913,480	3,321,765	7,655,355
Net change in unrealized appreciation (depreciation) on investments	(1,639,376)	5,278,278	1,003,394	4,293,327
Change in Net Assets from Operations	(301,112)	6,360,455	4,331,143	11,907,479

Distributions to Shareholders from:
Net investment income	—	(215,126)	—	(40,595)
Net realized gains	—	(490,437)	—	(1,801,035)
Total Distributions	—	(705,563)	—	(1,841,630)

Share Transactions
Proceeds from Shares issued	598,190	1,723,328	1,275,364	2,951,421
Reinvestment of distributions	—	705,563	—	1,841,630
Cost of Shares redeemed	(4,786,598)	(6,609,878)	(5,757,427)	(11,622,746)
Change in Net Assets from Share Transactions	(4,188,408)	(4,180,987)	(4,482,063)	(6,829,695)

Total Increase (Decrease) in Net Assets	(4,489,520)	1,473,905	(150,920)	3,236,154

Net Assets
Beginning of period	33,965,478	32,491,573	70,338,537	67,102,383
End of period	$29,475,958	$33,965,478	$70,187,617	$70,338,537

Undistributed Net Investment Income	$280,838	$168,677	$5,984	$—

Share Transactions
Shares issued	35,894	119,708	78,171	203,652
Shares reinvested	—	43,312	—	128,069
Shares redeemed	(291,838)	(448,031)	(355,759)	(800,526)
Change in Shares Outstanding	(255,944)	(285,011)	(277,588)	(468,805)

(A) See Note 9 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

34

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone
Aggressive ETF		Conservative ETF		Moderate ETF
Fund		Fund		Fund
For the	For the	For the	For the	For the	For the
Six Months	Year	Six Months	Year	Six Months	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30, 2018	December 31,	June 30, 2018	December 31,	June 30, 2018	December 31,
(Unaudited)	2017	(Unaudited)	2017	(Unaudited)	2017

$141,318	$329,440	$155,540	$327,477	$170,223	$407,322
500,843	522,299	150,618	280,856	489,664	618,545
(640,242)	2,351,512	(413,361)	1,112,874	(736,073)	2,034,617
1,919	3,203,251	(107,203)	1,721,207	(76,186)	3,060,484

—	(351,189)	—	(366,429)	—	(468,727)
—	—	—	(1,756,495)	—	(3,720,034)
—	(351,189)	—	(2,122,924)	—	(4,188,761)

177,858	432,285	5,624,810	2,994,108	421,241	414,787
—	351,189	—	2,122,924	—	4,188,761
(1,200,355)	(2,766,183)	(1,697,316)	(5,339,887)	(1,717,346)	(4,662,698)
(1,022,497)	(1,982,709)	3,927,494	(222,855)	(1,296,105)	(59,150)

(1,020,578)	869,353	3,820,291	(624,572)	(1,372,291)	(1,187,427)

20,383,845	19,514,492	16,831,004	17,455,576	23,453,776	24,641,203
$19,363,267	$20,383,845	$20,651,295	$16,831,004	$22,081,485	$23,453,776

$470,735	$329,417	$482,989	$327,449	$577,525	$407,302

10,516	27,391	481,831	236,683	34,401	30,330
—	20,879	—	178,076	—	337,511
(70,910)	(174,231)	(145,360)	(414,047)	(139,375)	(337,079)
(60,394)	(125,961)	336,471	712	(104,974)	30,762

35

Financial Highlights

Touchstone Active Bond Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2018		Year Ended December 31,
	(Unaudited)		2017	2016		2015		2014	2013
Net asset value at beginning of period	$10.60		$10.51	$10.13		$10.49		$10.37	$11.00
Income (loss) from investment operations:
Net investment income	0.11		0.21	0.26		0.19		0.20	0.22
Net realized and unrealized gains (losses) on investments	(0.32)		0.16	0.35		(0.32)		0.20	(0.46)
Total from investment operations	(0.21)		0.37	0.61		(0.13)		0.40	(0.24)
Distributions from:
Net investment income	—		(0.28)	(0.23)		(0.23)		(0.28)	(0.34)
Realized capital gains	—		—	—		—		—	(0.05)
Total distributions	—		(0.28)	(0.23)		(0.23)		(0.28)	(0.39)
Net asset value at end of period	$10.39		$10.60	$10.51		$10.13		$10.49	$10.37
Total return(A)	(1.98	%)(B)	3.54%	5.98%		(1.28%)		3.82%	(2.18%)
Ratios and supplemental data:
Net assets at end of period (000's)	$56,186		$57,369	$55,012		$52,026		$48,978	$48,388
Ratio to average net assets:
Net expenses	0.88	%(C)	0.89%	0.92	%(D)	0.97	%(D)	0.98%	1.00%
Gross expenses	0.88	%(C)	0.89%	0.90%		0.91%		1.01%	1.05%
Net investment income	2.17	%(C)	2.05%	2.47%		2.10%		1.92%	2.01%
Portfolio turnover rate	218	%(B)	482%	584%		455	%(E)	287%	508%

(A)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(B)	Not annualized.

(C)	Annualized.

(D)	Net expenses include amounts recouped by the Advisor.

(E)	Portfolio turnover excludes the purchases and sales of the Touchstone High Yield Fund acquired on December 7, 2015. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

36

Financial Highlights (Continued)

Touchstone Balanced Fund

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30, 2018	Year Ended December 31,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$14.85	$13.02	$12.49	$13.45	$13.53	$12.13
Income (loss) from investment operations:
Net investment income	0.10	0.14	0.15	(A)	0.20	(A)	0.18	(A)	0.18	(A)
Net realized and unrealized gains (losses) on investments	(0.08)	1.69	0.78	(0.19)	0.88	2.10
Total from investment operations	0.02	1.83	0.93	0.01	1.06	2.28
Distributions from:
Net investment income	—	—	(0.18)	(0.25)	(0.23)	(0.21)
Realized capital gains	—	—	(0.20)	(0.72)	(0.91)	(0.67)
Return of capital	—	—	(0.02)	—	—	—
Total distributions	—	—	(0.40)	(0.97)	(1.14)	(0.88)
Net asset value at end of period	$14.87	$14.85	$13.02	$12.49	$13.45	$13.53
Total return(B)	0.14	%(C)	14.06%	7.42%	0.03%	7.81%	18.88%
Ratios and supplemental data:
Net assets at end of period (000's)	$17,380	$17,964	$15,988	$15,301	$15,963	$16,456
Ratio to average net assets:
Net expenses	0.85	%(D)	0.85%	0.85%	0.87%	0.90%	0.87%
Gross expenses	1.05	%(D)	0.97%	0.88%	0.87%	0.90%	0.87%
Net investment income	1.23	%(D)	1.01%	1.16%	1.50	%(E)	1.31%	1.37%
Portfolio turnover rate	100	%(C)	142%	30%	38%	76%	220%

(A)	The net investment income per share was based on average shares outstanding for the period.

(B)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

(C)	Not annualized.

(D)	Annualized.

(E)	Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratio of net investment income by 0.47% for the fiscal year ended December 31, 2015.

See accompanying Notes to Financial Statements.

37

Financial Highlights (Continued)

Touchstone Bond Fund

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30, 2018	Year Ended December 31,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$9.60	$9.26	$9.38	$9.83	$9.75	$10.10
Income (loss) from investment operations:
Net investment income	0.12	0.18	0.14	(A)	0.27	(A)	0.29	(A)	0.26	(A)
Net realized and unrealized gains (losses) on investments	(0.35)	0.16	(0.06)	(0.40)	0.10	(0.29)
Total from investment operations	(0.23)	0.34	0.08	(0.13)	0.39	(0.03)
Distributions from:
Net investment income	—	—	(0.20)	(0.32)	(0.31)	(0.32)
Net asset value at end of period	$9.37	$9.60	$9.26	$9.38	$9.83	$9.75
Total return(B)	(2.40	%)(C)	3.67%	0.81%	(1.29%)	4.01%	(0.33%)
Ratios and supplemental data:
Net assets at end of period (000's)	$44,480	$46,922	$48,680	$57,312	$67,067	$61,664
Ratio to average net assets:
Net expenses	0.67	%(D)	0.68%	0.67%	0.67%	0.65%	0.67%
Gross expenses	0.78	%(D)	0.71%	0.67%	0.67%	0.65%	0.67%
Net investment income	2.36	%(D)	1.83%	1.46%	2.69%	2.90%	2.64%
Portfolio turnover rate	321	%(C)	168%	197%	117%	117%	256%

Touchstone Common Stock Fund

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30, 2018	Year Ended December 31,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$18.74	$15.52	$15.46	$17.69	$18.39	$15.15
Income (loss) from investment operations:
Net investment income	0.10	0.22	0.25	(A)	0.44	(A)	0.30	(A)	0.26	(A)
Net realized and unrealized gains (losses) on investments	0.13	3.11	1.49	(0.39)	1.61	4.52
Total from investment operations	0.23	3.33	1.74	0.05	1.91	4.78
Distributions from:
Net investment income	—	(—	)(E)	(0.27)	(0.49)	(0.33)	(0.28)
Realized capital gains	—	(0.11)	(1.41)	(1.79)	(2.28)	(1.26)
Total distributions	—	(0.11)	(1.68)	(2.28)	(2.61)	(1.54)
Net asset value at end of period	$18.97	$18.74	$15.52	$15.46	$17.69	$18.39
Total return(B)	1.23	%(C)	21.50%	11.26%	0.19%	10.34%	31.73%
Ratios and supplemental data:
Net assets at end of period (000's)	$147,949	$158,438	$149,238	$161,148	$198,524	$220,631
Ratio to average net assets:
Net expenses	0.73	%(D)	0.71%	0.73%	0.72%	0.72%	0.72%
Gross expenses	0.76	%(D)	0.71%	0.73%	0.72%	0.72%	0.72%
Net investment income	0.86	%(D)	1.21%	1.58%	2.48	%(F)	1.57%	1.49%
Portfolio turnover rate	5	%(C)	84%	6%	9%	13%	8%

(A)	The net investment income per share was based on average shares outstanding for the period.

(B)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(C)	Not annualized.

(D)	Annualized.

(E)	Less than $0.005 per share.

(F)	Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratio of net investment income by 0.47% for the fiscal year ended December 31, 2015.

See accompanying Notes to Financial Statements.

38

Financial Highlights (Continued)

Touchstone Focused Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2018		Year Ended December 31,
	(Unaudited)		2017		2016		2015		2014	2013
Net asset value at beginning of period	$18.88		$16.70		$17.95		$18.64		$18.81	$14.20
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.09		0.09		(0.01)		(0.08)	(0.05)
Net realized and unrealized gains on investments	0.28		2.19		2.31		0.37		2.49	4.98
Total from investment operations	0.33		2.28		2.40		0.36		2.41	4.93
Distributions from:
Net investment income	—		(0.10)		—		—		—	—
Realized capital gains	—		—		(3.65)		(1.05)		(2.58)	(0.32)
Total distributions	—		(0.10)		(3.65)		(1.05)		(2.58)	(0.32)
Net asset value at end of period	$19.21		$18.88		$16.70		$17.95		$18.64	$18.81
Total return(A)	1.75	%(B)	13.64%		13.11%		1.97%		13.10%	34.81%
Ratios and supplemental data:
Net assets at end of period (000's)	$58,742		$61,934		$62,227		$68,317		$25,178	$27,506
Ratio to average net assets:
Net expenses	1.21	%(C)(D)	1.21	%(E)	1.21	%(E)	1.21%		1.23%	1.26%
Gross expenses	1.19	%(C)	1.17%		1.17%		1.32%		1.33%	1.36%
Net investment income (loss)	0.46	%(C)	0.40%		0.55%		(0.07%)		(0.43%)	(0.32%)
Portfolio turnover rate	5	%(B)	12%		21%		286	%(F)	72%	77%

Touchstone Large Cap Core Equity Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2018		Year Ended December 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$16.30		$13.72	$14.07	$14.90	$13.09	$10.09
Income (loss) from investment operations:
Net investment income	0.07		0.09	0.08	0.18	0.18	0.17
Net realized and unrealized gains (losses) on investments	(0.24)		2.83	1.18	(0.77)	1.78	3.01
Total from investment operations	(0.17)		2.92	1.26	(0.59)	1.96	3.18
Distributions from:
Net investment income	—		(0.10)	(0.11)	(0.24)	(0.15)	(0.18)
Realized capital gains	—		(0.24)	(1.50)	—	—	—
Total distributions	—		(0.34)	(1.61)	(0.24)	(0.15)	(0.18)
Net asset value at end of period	$16.13		$16.30	$13.72	$14.07	$14.90	$13.09
Total return(A)	(1.04	%)(B)	21.32%	8.84%	(4.01%)	14.93%	31.52%
Ratios and supplemental data:
Net assets at end of period (000's)	$29,476		$33,965	$32,492	$29,894	$40,664	$36,697
Ratio to average net assets:
Net expenses	1.06	%(C)	1.06%	1.06%	1.06%	1.04%	1.00%
Gross expenses	1.11	%(C)	1.15%	1.17%	1.14%	1.16%	1.21%
Net investment income	0.70	%(C)	0.52%	0.75%	0.73%	1.30%	1.16%
Portfolio turnover rate	9	%(B)	12%	50%	111%	41%	54%

(A)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(B)	Not annualized.

(C)	Annualized.

(D)	Net expenses include amounts eligible for recoupment by the Advisor.

(E)	Net expenses include amounts recouped by the Advisor.

(F)	Portfolio turnover excludes the purchases and sales of the Touchstone Baron Small Cap Growth Fund and Touchstone Third Avenue Value Fund acquired on December 7, 2015. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

39

Financial Highlights (Continued)

Touchstone Small Company Fund

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30, 2018	Year Ended December 31,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$15.73	$13.58	$12.14	$14.63	$16.32	$14.13
Income (loss) from investment operations:
Net investment income (loss)	—	(A)	(0.01)	0.01	(B)	(0.02	)(B)	0.07	(B)	0.01	(B)
Net realized and unrealized gains (losses) on investments	1.00	2.57	2.44	(0.15)	1.03	4.88
Total from investment operations	1.00	2.56	2.45	(0.17)	1.10	4.89
Distributions from:
Net investment income	—	(0.01)	(0.01)	—	(0.08)	(0.01)
Realized capital gains	—	(0.40)	(1.00)	(2.32)	(2.71)	(2.69)
Total distributions	—	(0.41)	(1.01)	(2.32)	(2.79)	(2.70)
Net asset value at end of period	$16.73	$15.73	$13.58	$12.14	$14.63	$16.32
Total return(C)	6.36	%(D)	19.12%	20.23%	(1.34%)	6.68%	34.72%
Ratios and supplemental data:
Net assets at end of period (000's)	$70,188	$70,339	$67,102	$48,938	$57,935	$62,134
Ratio to average net assets:
Net expenses	0.76	%(E)	0.76%	0.76%	0.78%	0.78%	0.80%
Gross expenses	0.77	%(E)	0.76%	0.76%	0.78%	0.78%	0.80%
Net investment income (loss)	0.02	%(E)	(0.06%)	0.08%	(0.10%)	0.45%	0.09%
Portfolio turnover rate	28	%(D)	68%	68%	77%	72%	47%

Touchstone Aggressive ETF Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2018		Year Ended December 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$16.83		$14.60	$13.73	$13.98	$13.28	$11.13
Income (loss) from investment operations:
Net investment income	0.14		0.30	0.30	0.22	0.21	0.13
Net realized and unrealized gains (losses) on investments	(0.14)		2.22	0.79	(0.23)	0.78	2.41
Total from investment operations	—		2.52	1.09	(0.01)	0.99	2.54
Distributions from:
Net investment income	—		(0.29)	(0.22)	(0.24)	—	(0.33)
Realized capital gains	—		—	—	—	(0.29)	(0.06)
Total distributions	—		(0.29)	(0.22)	(0.24)	(0.29)	(0.39)
Net asset value at end of period	$16.83		$16.83	$14.60	$13.73	$13.98	$13.28
Total return(C)	0.00	%(D)	17.29%	7.96%	(0.10%)	7.49%	22.91%
Ratios and supplemental data:
Net assets at end of period (000's)	$19,363		$20,384	$19,514	$21,067	$24,099	$26,822
Ratio to average net assets:
Net expenses(F)	0.75	%(E)	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses(F)	0.89	%(E)	0.90%	0.90%	0.87%	0.87%	1.09%
Net investment income	1.42	%(E)	1.64%	1.80%	1.26%	1.42%	1.49%
Portfolio turnover rate	10	%(D)	21%	109%	7%	12%	11	%(G)

(A)	Less than $0.005 per share.

(B)	The net investment income (loss) per share was based on average shares outstanding for the period.

(C)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(D)	Not annualized.

(E)	Annualized.
(F)	Ratio does not include expenses of the underlying funds.

(G)	Portfolio turnover excludes the purchases and sales of the Touchstone Enhanced ETF Fund acquired on December 13, 2013. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

40

Financial Highlights (Continued)

Touchstone Conservative ETF Fund
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2018		Year Ended December 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$11.74		$12.18	$11.84	$12.68	$12.61	$12.15
Income (loss) from investment operations:
Net investment income	0.04		0.23	0.29	0.17	0.18	0.12
Net realized and unrealized gains (losses) on investments	(0.11)		0.99	0.37	(0.20)	0.48	0.91
Total from investment operations	(0.07)		1.22	0.66	(0.03)	0.66	1.03
Distributions from:
Net investment income	—		(0.26)	(0.19)	(0.19)	(0.15)	(0.18)
Realized capital gains	—		(1.40)	(0.13)	(0.62)	(0.44)	(0.39)
Total distributions	—		(1.66)	(0.32)	(0.81)	(0.59)	(0.57)
Net asset value at end of period	$11.67		$11.74	$12.18	$11.84	$12.68	$12.61
Total return(A)	(0.60	%)(B)	10.06%	5.58%	(0.24%)	5.23%	8.50%
Ratios and supplemental data:
Net assets at end of period (000's)	$20,651		$16,831	$17,456	$19,964	$23,389	$26,071
Ratio to average net assets:
Net expenses(C)	0.75	%(D)	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses(C)	0.90	%(D)	0.93%	0.90%	0.87%	0.89%	0.99%
Net investment income	1.67	%(D)	1.82%	1.78%	1.13%	1.20%	1.09%
Portfolio turnover rate	10	%(B)	31%	109%	9%	13%	29%

Touchstone Moderate ETF Fund
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2018		Year Ended December 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$12.26		$13.10	$13.33	$15.49	$14.72	$12.89
Income (loss) from investment operations:
Net investment income	0.11		0.21	0.28	0.21	0.31	0.23
Net realized and unrealized gains (losses) on investments	(0.15)		1.56	0.64	(0.24)	0.72	1.87
Total from investment operations	(0.04)		1.77	0.92	(0.03)	1.03	2.10
Distributions from:
Net investment income	—		(0.25)	(0.22)	(0.27)	(0.26)	(0.27)
Realized capital gains	—		(2.36)	(0.93)	(1.86)	—	—
Total distributions	—		(2.61)	(1.15)	(2.13)	(0.26)	(0.27)
Net asset value at end of period	$12.22		$12.26	$13.10	$13.33	$15.49	$14.72
Total return(A)	(0.33	%)(B)	13.66%	6.85%	(0.18%)	6.96%	16.32%
Ratios and supplemental data:
Net assets at end of period (000's)	$22,081		$23,454	$24,641	$27,923	$33,200	$41,687
Ratio to average net assets:
Net expenses(C)	0.75	%(D)	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses(C)	0.84	%(D)	0.84%	0.82%	0.80%	0.79%	0.92%
Net investment income	1.50	%(D)	1.72%	1.83%	1.30%	1.41%	1.29%
Portfolio turnover rate	8	%(B)	21%	98%	9%	11%	9%

(A)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Ratio does not include expenses of the underlying funds.
(D)	Annualized.

See accompanying Notes to Financial Statements.

41

Notes to Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Touchstone Variable Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 7, 1994. The Trust consists of the following ten funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Active Bond Fund (“Active Bond Fund”)

Touchstone Balanced Fund (“Balanced Fund”)

Touchstone Bond Fund (“Bond Fund”)

Touchstone Common Stock Fund (“Common Stock Fund”)

Touchstone Focused Fund (“Focused Fund”)

Touchstone Large Cap Core Equity Fund (“Large Cap Core Equity Fund”)

Touchstone Small Company Fund (“Small Company Fund”)

Touchstone Aggressive ETF Fund (“Aggressive ETF Fund”)

Touchstone Conservative ETF Fund (“Conservative ETF Fund”)

Touchstone Moderate ETF Fund (“Moderate ETF Fund”)

Each Fund is diversified with the exception of the Common Stock Fund, Focused Fund and the Large Cap Core Equity Fund which are non-diversified.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of June 30, 2018, a majority of the outstanding shares of the Active Bond Fund, Focused Fund, Large Cap Core Equity Fund, Aggressive ETF Fund, Conservative ETF Fund and Moderate ETF Fund were issued to separate accounts of Western-Southern Life Assurance Company, The Western & Southern Life Insurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company, and Columbus Life Insurance Company, which are all part of Western & Southern Financial Group, Inc. (“Western & Southern”), and certain supplemental executive retirement plans sponsored by Western & Southern and its affiliates.

All Funds offer a single class of shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the class of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

42

Notes to Financial Statements (Unaudited) (Continued)

These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of June 30, 2018, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Funds’ Portfolio of Investments, which also includes a breakdown of the Funds’ investments by portfolio or sector allocation. The Funds did not hold any Level 3 categorized securities during the six months ended June 30, 2018.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. At June 30, 2018, there were no transfers between Levels 1, 2 and 3 for all Funds.

During the six months ended June 30, 2018, there were no material changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time or at the times of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. The Active Bond Fund’s investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

43

Notes to Financial Statements (Unaudited) (Continued)

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board and are generally categorized in Level 3.

Collateralized Loan Obligations — The Active Bond Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Futures Contracts — The Active Bond Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile

44

Notes to Financial Statements (Unaudited) (Continued)

instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act, or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current fair value of the futures position will be determined on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

As of June 30, 2018, the Active Bond Fund did not hold any futures contracts.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — The Active Bond Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty.

45

Notes to Financial Statements (Unaudited) (Continued)

Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, the Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).

For financial reporting purposes, the Active Bond Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of June 30, 2018, the Funds did not hold any assets and liabilities that were subject to netting arrangements.

The following table sets forth the effect of the Active Bond Fund’s derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended June 30, 2018:

The Effect of Derivative Investments on the Statements of Operations for the Six Months Ended June 30, 2018
Change in
Unrealized
		Realized Gain	Appreciation
	Derivatives not accounted for as hedging	(Loss)	(Depreciation)
Fund	instruments under ASC 815	on Derivatives	on Derivatives
Active Bond Fund	Futures - Interest Rate Contracts*	$(57,141)	$7,086

* Statements of Operations Location: Net realized losses on futures contracts and net change in unrealized appreciation (depreciation) on futures contracts.

For the six months ended June 30, 2018, the average quarterly notional value of outstanding derivative financial instruments was as follows:

Active Bond
Fund
Interest rate contracts:
Futures - Notional value	$2,223,328

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain

46

Notes to Financial Statements (Unaudited) (Continued)

cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

As of June 30, 2018, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received**	Amount***
Aggressive ETF Fund	Exchange-Traded Funds	$1,382,465	$1,411,885	$29,420
Conservative ETF Fund	Exchange-Traded Funds	1,172,551	1,198,532	25,981
Moderate ETF Fund	Exchange-Traded Funds	832,739	851,078	18,339

*	The remaining contractual maturity is overnight for all securities.

**	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.

***	Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of a Fund’s assets, less liabilities, by its number of outstanding shares.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

47

Notes to Financial Statements (Unaudited) (Continued)

Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discount and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund declares and distributes net investment income, if any, annually as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.

Allocations — Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone Institutional Funds Trust and Touchstone Strategic Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2018:

	Active Bond	Balanced	Bond	Common Stock
	Fund	Fund	Fund	Fund
Purchases of investment securities	$12,842,862	$1,347,982	$22,610,105	$7,837,596
Proceeds from sales and maturities	$6,466,548	$574,170	$13,331,715	$14,861,287

		Large Cap	Small
	Focused	Core Equity	Company	Aggressive
	Fund	Fund	Fund	ETF Fund
Purchases of investment securities	$3,267,173	$2,769,946	$18,160,953	$1,934,755
Proceeds from sales and maturities	$6,295,195	$6,651,051	$23,323,499	$2,449,864

	Conservative	Moderate
	ETF Fund	ETF Fund
Purchases of investment securities	$5,513,257	$1,834,092
Proceeds from sales and maturities	$1,876,626	$2,635,751

For the six months ended June 30, 2018, purchases and proceeds from sales and maturities in U.S. Government Securities were $109,381,836 and $113,848,517, respectively, for the Active Bond Fund, $15,927,185 and $16,732,262, respectively, for the Balanced Fund, and $119,069,394 and $125,354,191, respectively, for the Bond Fund.

48

Notes to Financial Statements (Unaudited) (Continued)

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”),Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon, the Sub-Administrator to the Funds, and BNY Mellon Investment Servicing (U.S.) Inc., the Transfer Agent to the Funds (collectively referenced to herein as “BNY Mellon”). Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern.

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $66,446 for the six months ended June 30, 2018.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Active Bond Fund	0.40% on the first $300 million
0.35% on such assets over $300 million
Balanced Fund	0.55% on all assets
Bond Fund	0.40% on all assets
Common Stock Fund	0.50% on the first $200 million
Small Company Fund	0.45% on the next $300 million
0.40% on such assets over $500 million
Focused Fund	0.70% on the first $100 million
0.65% on the next $400 million
0.60% on such assets over $500 million
Large Cap Core Equity Fund	0.65% on the first $100 million
0.60% on the next $100 million
0.55% on the next $100 million
0.50% on such assets over $300 million
Aggressive ETF Fund	0.25% on the first $50 million
Conservative ETF Fund	0.23% on the next $50 million
Moderate ETF Fund	0.20% on such assets over $100 million

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Fort Washington Investment Advisors, Inc.*	Wilshire Associates Incorporated
Active Bond Fund	Aggressive ETF Fund
Balanced Fund	Conservative ETF Fund
Bond Fund	Moderate ETF Fund
Common Stock Fund
Focused Fund
Small Company Fund
The London Company
Large Cap Core Equity Fund

*	Affiliate of the Advisor and wholly-owned subsidiary of Western & Southern.

49

Notes to Financial Statements (Unaudited) (Continued)

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity provider; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive advisory fees and administration fees, and to reimburse expenses in order to maintain the following expense limitations for the Funds:

Fund
Active Bond Fund	0.97%
Balanced Fund	0.85%
Bond Fund	0.67%
Common Stock Fund	0.73%
Focused Fund	1.21%
Large Cap Core Equity Fund	1.06%
Small Company Fund	0.76%
Aggressive ETF Fund	0.75%
Conservative ETF Fund	0.75%
Moderate ETF Fund	0.75%

These expense limitations will remain in effect for all Funds through at least April 29, 2019, except for the Balanced Fund, Bond Fund, Common Stock Fund and Small Company Fund, which will remain in effect until at least October 27, 2019.

During the six months ended June 30, 2018, the Advisor or its affiliates waived investment advisory fees, administration fees or shareholder servicing fees of the Funds as follows:

	Investment	Administration	Shareholder
	Advisory	Fees	Servicing
Fund	Fees Waived	Waived	Fees Waived	Total
Balanced Fund	$5,171	$12,727	$—	$17,898
Bond Fund	—	24,857	—	24,857
Common Stock Fund	—	21,985	—	21,985
Large Cap Core Equity Fund	—	8,377	—	8,377
Small Company Fund	—	3,443	—	3,443
Aggressive ETF Fund	—	13,507	—	13,507
Conservative ETF Fund	—	13,521	684	14,205
Moderate ETF Fund	—	9,896	—	9,896

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement and the Fund’s current expense limitation.

50

Notes to Financial Statements (Unaudited) (Continued)

As of June 30, 2018, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expiration	Expiration	Expiration	Expiration
	December 31,	December 31,	December 31,	December 31,
Fund	2018	2019	2020	2021	Total
Balanced Fund	$—	$—	$21,573	$17,898	$39,471
Bond Fund	—	—	13,965	24,857	38,822
Common Stock Fund	—	—	—	21,985	21,985
Focused Fund	22,381	—	—	—	22,381
Large Cap Core Equity Fund	21,023	30,423	30,024	8,377	89,847
Small Company Fund	—	—	538	3,443	3,981
Aggressive ETF Fund	17,403	28,846	29,081	13,507	88,837
Conservative ETF Fund	17,387	30,025	26,022	13,521	86,955
Moderate ETF Fund	13,686	16,916	22,530	9,896	63,028

For the six months ended June 30, 2018, the Advisor is eligible to recoup previously waived fees or reimbursed expenses from the Focused Fund of $6,150.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of

51

Notes to Financial Statements (Unaudited) (Continued)

services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION

The Trust has adopted a Shareholder Services Plan under which shares of each Fund, except for the Balanced Fund, Bond Fund, Common Stock Fund and Small Company Fund, may directly or indirectly bear expenses for shareholder services provided. Each Fund will incur or reimburse expenses for shareholder services at an annual rate not to exceed 0.25% of the average daily net assets.

UNDERWRITING AGREEMENT

The Underwriter acts as exclusive agent for the distribution of the Funds’ shares. The Underwriter receives no compensation under this agreement.

INTERFUND TRANSACTIONS

The Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. During the six months ended June 30, 2018, the Funds did not engage in any Rule 17a-7 transactions as defined under the 1940 Act.

5. Liquidity

Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.

During the six months ended June 30, 2018, the program was not utilized.

6. Federal Tax Information

Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

The tax character of distributions paid for the years ended December 31, 2017 and 2016 is as follows:

	Active Bond		Balanced		Bond
	Fund		Fund		Fund
	2017	2016	2017	2016	2017	2016
From ordinary income	$1,484,379	$1,153,828	$—	$215,074	$—	$1,007,643
From long-term capital gains	—	—	—	234,823	—	—
Return of Capital	—	—	—	23,950	—	2,706
Total distributions	$1,484,379	$1,153,828	$—	$473,847	$—	$1,010,349

52

Notes to Financial Statements (Unaudited) (Continued)

	Common Stock		Focused		Large Cap
	Fund		Fund		Core Equity Fund
	2017	2016	2017	2016	2017	2016
From ordinary income	$17,544	$2,612,001	$319,068	$430,606	$215,126	$266,434
From long-term capital gains	944,237	12,124,363	—	10,814,833	490,437	3,215,261
Total distributions	$961,781	$14,736,364	$319,068	$11,245,439	$705,563	$3,481,695

	Small		Aggressive		Conservative		Moderate
	Company Fund		ETF Fund		ETF Fund		ETF Fund
	2017	2016	2017	2016	2017	2016	2017	2016
From ordinary income	$193,590	$504,105	$351,189	$291,966	$492,618	$264,086	$608,441	$412,823
From long-term capital gains	1,648,040	4,199,039	—	—	1,630,306	188,777	3,580,320	1,606,591
Total distributions	$1,841,630	$4,703,144	$351,189	$291,966	$2,122,924	$452,863	$4,188,761	$2,019,414

The following information is computed on a tax basis for each item as of December 31, 2017:

		Balanced	Bond
	Active Bond Fund	Fund	Fund
Tax cost of portfolio investments	$57,226,291	$15,949,862	$47,207,179
Gross unrealized appreciation on investments	706,837	1,842,520	424,224
Gross unrealized depreciation on investments	(434,554)	(80,352)	(299,016)
Net unrealized appreciation (depreciation) on investments	272,283	1,762,168	125,208
Gross unrealized appreciation on derivatives and foreign currency transactions	9	—	3
Accumulated capital losses and other losses	(1,033,239)	—	(2,658,807)
Undistributed ordinary income	1,215,720	249,569	1,019,953
Undistributed long-term capital gains	—	4,675,761	—
Accumulated earnings (deficit)	$454,773	$6,687,498	$(1,513,643)

	Common Stock	Focused	Large Cap
	Fund	Fund	Core Equity Fund
Tax cost of portfolio investments	$134,898,463	$50,544,771	$27,038,665
Gross unrealized appreciation on investments	24,822,038	14,208,608	7,270,800
Gross unrealized depreciation on investments	(1,185,866)	(1,653,641)	(271,963)
Net unrealized appreciation (depreciation) on investments	23,636,172	12,554,967	6,998,837
Net unrealized appreciation (depreciation) on foreign currency	—	(154)	—
Undistributed ordinary income	3,054,818	272,619	258,516
Undistributed long-term capital gains	75,197,220	1,170,443	816,434
Accumulated earnings (deficit)	$101,888,210	$13,997,875	$8,073,787

	Small Company	Aggressive	Conservative	Moderate
	Fund	ETF Fund	ETF Fund	ETF Fund
Tax cost of portfolio investments	$54,452,288	$17,357,156	$15,295,743	$20,811,404
Gross unrealized appreciation on investments	17,324,699	3,169,188	1,603,036	2,787,155
Gross unrealized depreciation on investments	(1,706,549)	(28,338)	(22,469)	(67,127)
Net unrealized appreciation (depreciation) on investments	15,618,150	3,140,850	1,580,567	2,720,028
Undistributed ordinary income	1,585,442	587,404	566,839	712,191
Undistributed long-term capital gains	6,171,747	268,635	45,000	317,080
Accumulated earnings (deficit)	$23,375,339	$3,996,889	$2,192,406	$3,749,299

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals.

53

Notes to Financial Statements (Unaudited) (Continued)

As of December 31, 2017 the Funds had the following capital loss carryforwards for federal income tax purposes:

	No	No
	Expiration	Expiration
	Short Term	Long Term	Total
Active Bond Fund	$—	$1,020,157	$1,020,157
Bond Fund	866,063	1,792,744	2,658,807

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred (and certain ordinary losses after October and/or December 31 may be deferred) and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2017, the Funds did not elect to defer any losses.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2014 through 2017) and have concluded that no provision for income tax is required in their financial statements.

As of June 30, 2018, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Gross	Gross
		Unrealized	Unrealized	Unrealized	Unrealized	Net
	Federal	Appreciation	Depreciation	Appreciation	Depreciation	Unrealized
	Tax	on	on	on	on	Appreciation
Fund	Cost	Investments	Investments	Other*	Other*	(Depreciation)
Active Bond Fund	$56,579,176	$248,241	$(971,158)	$—	$—	$(722,917)
Balanced Fund	15,662,964	2,159,886	(443,767)	—	(4)	1,716,115
Bond Fund	44,959,475	43,059	(761,160)	—	(27)	(718,128)
Common Stock Fund	125,474,267	27,773,877	(4,914,560)	—	—	22,859,317
Focused Fund	46,582,731	14,479,337	(2,204,231)	—	(261)	12,274,845
Large Cap Core Equity Fund	23,997,927	5,629,317	(265,777)	—	—	5,363,540
Small Company Fund	53,608,695	17,585,918	(621,147)	—	—	16,964,771
Aggressive ETF Fund	18,268,984	2,636,515	(135,907)	—	—	2,500,608
Conservative ETF Fund	20,690,540	1,295,613	(123,827)	—	—	1,171,786
Moderate ETF Fund	20,958,861	2,280,188	(296,233)	—	—	1,983,955

*	Other includes Foreign Currency Transactions.

7. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

8. Principal Risks

Risks Associated with Foreign Investments — Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments

54

Notes to Financial Statements (Unaudited) (Continued)

in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

Risks Associated with Concentration — Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds’ NAVs and magnified effect on the total return.

Risks Associated with Credit — An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

Risks Associated with Interest Rate Changes — As interest rates rise, the value of fixed-income securities a Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Please see the Funds’ prospectus for a complete discussion of these and other risks.

9. Reorganizations

The shareholders of the Former Sentinel Funds (the “Reorganizing Fund”), each a series of Sentinel Variable Products Trust, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of each Reorganizing Fund to the corresponding Touchstone Fund as noted below. The Balanced Fund, Bond Fund, Common Stock Fund and Small Company Fund, each a new series of the Trust, assumed the financial and performance history of the respective Reorganizing Fund. The tax-free mergers took place on October 27, 2017.

			Shares
Reorganizing Funds	Touchstone Funds	Net Assets	Outstanding
Sentinel Variable Products Balanced Fund	Balanced Fund	$17,335,447	1,196,835
Sentinel Variable Products Bond Fund	Bond Fund	47,002,432	4,927,906
Sentinel Variable Products Common Stock Fund	Common Stock Fund	157,774,597	8,668,827
Sentinel Variable Products Small Company Fund	Small Company Fund	68,759,207	4,596,838

55

Notes to Financial Statements (Unaudited) (Continued)

10. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

56

Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the Commission) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; or (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 through June 30, 2018).

Actual Expenses

The first line of the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the six months ended June 30, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

57

Other Items (Unaudited) (Continued)

				Expenses
	Net Expense	Beginning	Ending	Paid During
	Ratio	Account	Account	the Six Months
	Annualized	Value	Value	Ended
	June 30,	January 1,	June 30,	June 30,
	2018	2018	2018	2018*
Touchstone Active Bond Fund
Actual	0.88%	$1,000.00	$980.20	$4.32
Hypothetical	0.88%	$1,000.00	$1,020.43	$4.41
Touchstone Balanced Fund
Actual	0.85%	$1,000.00	$1,001.40	$4.22
Hypothetical	0.85%	$1,000.00	$1,020.58	$4.26
Touchstone Bond Fund
Actual	0.67%	$1,000.00	$976.00	$3.28
Hypothetical	0.67%	$1,000.00	$1,021.47	$3.36
Touchstone Common Stock Fund
Actual	0.73%	$1,000.00	$1,012.30	$3.64
Hypothetical	0.73%	$1,000.00	$1,021.17	$3.66
Touchstone Focused Fund
Actual	1.21%	$1,000.00	$1,017.50	$6.05
Hypothetical	1.21%	$1,000.00	$1,018.79	$6.06
Touchstone Large Cap Core Equity Fund
Actual	1.06%	$1,000.00	$989.60	$5.23
Hypothetical	1.06%	$1,000.00	$1,019.54	$5.31
Touchstone Small Company Fund
Actual	0.76%	$1,000.00	$1,063.60	$3.89
Hypothetical	0.76%	$1,000.00	$1,021.03	$3.81
Touchstone Aggressive ETF Fund**
Actual	0.75%	$1,000.00	$1,000.00	$3.72
Hypothetical	0.75%	$1,000.00	$1,021.08	$3.76
Touchstone Conservative ETF Fund**
Actual	0.75%	$1,000.00	$994.00	$3.71
Hypothetical	0.75%	$1,000.00	$1,021.08	$3.76
Touchstone Moderate ETF Fund**
Actual	0.75%	$1,000.00	$996.70	$3.71
Hypothetical	0.75%	$1,000.00	$1,021.08	$3.76

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

**	The annualized expense ratio for the Fund does not include fees and expenses of the underlying funds in which the Fund invests.

58

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

59

 TSF-1006-TVST-SAR-1806

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Variable Series Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date August 24, 2018

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date August 24, 2018

* Print the name and title of each signing officer under his or her signature.